Schedule of Investments Dividend Growth Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 97.0%
Automobiles 1.5%
28,400	General Motors Co.	$1,151,904
Banks 4.0%
10,500	JPMorgan Chase & Co.	1,450,890
9,055	PNC Financial Services Group, Inc.	1,523,594
		2,974,484
Capital Markets 4.3%
1,275	BlackRock, Inc.	912,900
9,675	Cboe Global Markets, Inc.	1,227,177
11,800	Morgan Stanley	1,098,226
		3,238,303
Chemicals 1.6%
20,140	Novozymes A/S Class B	1,171,102
Consumer Finance 1.3%
6,050	American Express Co.	953,420
Distributors 1.9%
26,850	LKQ Corp.	1,458,760
Diversified Financial Services 1.0%
23,725	Equitable Holdings, Inc.	753,032
Electronic Equipment, Instruments & Components 7.3%
26,900	Amphenol Corp. Class A	2,163,567
50,525	Corning, Inc.	1,724,418
5,825	Zebra Technologies Corp. Class A*	1,574,381
		5,462,366
Energy Equipment & Services 1.3%
18,675	Schlumberger Ltd.	962,696
Entertainment 4.1%
13,800	Electronic Arts, Inc.	1,804,764
12,700	Walt Disney Co.*	1,242,949
		3,047,713
Equity Real Estate Investment Trusts 1.6%
5,450	American Tower Corp.	1,205,813
Food & Staples Retailing 1.9%
9,600	Walmart, Inc.	1,463,232
Food Products 2.9%
20,150	Mondelez International, Inc. Class A	1,362,342
17,952	Tootsie Roll Industries, Inc.	806,942
		2,169,284
Health Care Equipment & Supplies 2.9%
4,150	Becton, Dickinson & Co.	1,034,761
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
14,450	Medtronic PLC	$ 1,142,128
		2,176,889
Hotels, Restaurants & Leisure 2.7%
12,250	Marriott International, Inc. Class A	2,025,537
Industrial Conglomerates 2.4%
8,200	Honeywell International, Inc.	1,800,310
Insurance 2.5%
2,675	Aon PLC Class A	824,649
5,950	Marsh & McLennan Cos., Inc.	1,030,421
		1,855,070
IT Services 1.5%
4,300	Automatic Data Processing, Inc.	1,135,802
Life Sciences Tools & Services 4.0%
10,525	Agilent Technologies, Inc.	1,631,165
5,025	Danaher Corp.	1,373,885
		3,005,050
Machinery 3.5%
6,025	Caterpillar, Inc.	1,424,370
5,050	Nordson Corp.	1,194,275
		2,618,645
Media 1.6%
33,400	Comcast Corp. Class A	1,223,776
Metals & Mining 4.0%
41,750	Freeport-McMoRan, Inc.	1,661,650
33,700	Wheaton Precious Metals Corp.	1,315,311
		2,976,961
Multi-Utilities 2.4%
24,300	CenterPoint Energy, Inc.	755,973
16,700	Dominion Energy, Inc.	1,020,537
		1,776,510
Oil, Gas & Consumable Fuels 3.3%
36,500	Devon Energy Corp.	2,500,980
Pharmaceuticals 6.3%
30,025	AstraZeneca PLC ADR	2,040,799
4,325	Eli Lilly & Co.	1,604,921
12,300	Novartis AG ADR	1,101,588
		4,747,308
Road & Rail 3.7%
42,425	CSX Corp.	1,386,873
24,100	RXO, Inc.*	457,900
24,100	XPO Logistics, Inc.*	930,742
		2,775,515
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment 10.2%
13,275	Analog Devices, Inc.	$ 2,282,105
18,495	Applied Materials, Inc.	2,027,052
16,450	QUALCOMM, Inc.	2,080,761
11,650	Universal Display Corp.	1,312,023
		7,701,941
Software 3.0%
8,900	Microsoft Corp.	2,270,746
Specialty Retail 2.2%
21,100	TJX Cos., Inc.	1,689,055
Technology Hardware, Storage & Peripherals 2.8%
14,250	Apple, Inc.	2,109,427
Textiles, Apparel & Luxury Goods 2.2%
12,550	Cie Financiere Richemont SA Class A	1,663,728
Number of Shares		Value
Transportation Infrastructure 1.1%
6,650	Aena SME SA*(a)	$858,073
Total Common Stocks (Cost $53,403,378)		72,923,432
Short-Term Investments 2.9%
Investment Companies 2.9%
2,161,543	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(b) (Cost $2,161,543)	2,161,543
Total Investments 99.9% (Cost $55,564,921)		75,084,975
Other Assets Less Liabilities 0.1%		54,536
Net Assets 100.0%		$75,139,511

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $858,073, which represents 1.1% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$64,772,831	86.2%
Switzerland	2,765,316	3.7%
United Kingdom	2,040,799	2.7%
Brazil	1,315,311	1.7%
Denmark	1,171,102	1.6%
Spain	858,073	1.1%
Short-Term Investments and Other Assets—Net	2,216,079	3.0%
	$75,139,511	100.0%
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$—	$1,171,102	$—	$1,171,102
Textiles, Apparel & Luxury Goods	—	1,663,728	—	1,663,728
Transportation Infrastructure	—	858,073	—	858,073
Other Common Stocks#	69,230,529	—	—	69,230,529
Total Common Stocks	69,230,529	3,692,903	—	72,923,432
Short-Term Investments	—	2,161,543	—	2,161,543
Total Investments	$69,230,529	$5,854,446	$—	$75,084,975

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 100.5%
Brazil 3.4%
3,133,785	B3 SA - Brasil Bolsa Balcao	$ 7,687,491
1,441,761	Klabin SA (a)	5,473,266
378,627	Pagseguro Digital Ltd. Class A*	3,986,942
1,321,056	Petroleo Brasileiro SA	6,786,853
		23,934,552
Canada 0.8%
404,257	Parex Resources, Inc.	5,788,195
Chile 0.8%
54,284	Sociedad Quimica y Minera de Chile SA ADR	5,382,801
China 28.9%
2,048,436	Alibaba Group Holding Ltd.*	22,293,443
36,558	Baidu, Inc. ADR*	3,970,199
882,417	Bank of Ningbo Co. Ltd. Class A	3,998,186
1,918,000	China Mengniu Dairy Co. Ltd.*	8,626,542
4,393,000	Geely Automobile Holdings Ltd.	6,564,956
399,272	GigaDevice Semiconductor, Inc. Class A	5,691,642
679,350	JD.com, Inc. Class A	19,393,928
5,917,079	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	6,290,701
39,477	Kweichow Moutai Co. Ltd. Class A	8,896,460
695,368	LONGi Green Energy Technology Co. Ltd.	4,510,843
360,000	Meituan Class B*(b)	7,760,538
503,247	Montage Technology Co. Ltd.	4,788,856
1,122,327	Ping An Insurance Group Co. of China Ltd. Class A	7,118,182
3,398,300	Shenzhen Topband Co. Ltd. Class A	5,201,438
1,690,200	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	5,611,620
972,800	Tencent Holdings Ltd.	36,787,690
252,552	Trip.com Group Ltd. ADR*	8,069,036
730,000	Tsingtao Brewery Co. Ltd. H Shares	6,910,569
680,351	Wingtech Technology Co. Ltd. Class A	5,308,512
357,501	Wuxi NCE Power Co. Ltd. Class A	4,537,582
1,667,288	Xianhe Co. Ltd. Class A	6,772,180
839,750	Yifeng Pharmacy Chain Co. Ltd. Class A	7,691,167
560,914	Zhejiang HangKe Technology, Inc. Co. Class A	3,635,205
Number of Shares		Value
China – cont'd
1,502,168	Zhejiang Juhua Co. Ltd. Class A	$ 3,562,126
		203,991,601
Hong Kong 1.1%
158,500	China Merchants Bank Co. Ltd. H Shares	805,029
172,600	Hong Kong Exchanges & Clearing Ltd.	6,862,144
		7,667,173
Hungary 1.0%
337,210	Richter Gedeon Nyrt	7,254,189
India 22.3%
12,416,910	API Holdings Private Ltd.*#(c)(d)	7,850,886
74,233	Apollo Hospitals Enterprise Ltd.	4,334,705
1,319,490	Aptus Value Housing Finance India Ltd.	4,996,997
171,585	Best Agrolife Ltd.	3,350,463
204,201	Cartrade Tech Ltd.*	1,204,262
452,923	DLF Ltd.	2,247,956
1,502,842	EPL Ltd.	2,987,844
162,714	GMM Pfaudler Ltd.	3,914,497
598,206	HDFC Bank Ltd.	11,889,679
66,226	Housing Development Finance Corp. Ltd.	2,202,536
1,806,855	ICICI Bank Ltd.	21,161,331
446,651	IndusInd Bank Ltd.	6,441,719
451,880	Infosys Ltd. ADR	9,195,758
185,976	JB Chemicals & Pharmaceuticals Ltd.	4,609,356
2,375,208	Motherson Sumi Wiring India Ltd.	1,809,365
1,063,830	National Stock Exchange*#(c)(d)	36,250,788
4,084	Pine Labs PTE Ltd.*#(c)(d)	2,269,070
337,956	Reliance Industries Ltd.	11,375,071
1,551,752	State Bank of India	11,543,347
285,292	Sun Pharmaceutical Industries Ltd.	3,704,011
185,448	United Breweries Ltd.	3,865,989
		157,205,630
Indonesia 1.5%
6,611,100	Bank Central Asia Tbk PT	3,927,512
10,982,300	Bank Negara Indonesia Persero Tbk PT	6,957,183
		10,884,695
Korea 11.3%
169,260	Hana Financial Group, Inc.	5,789,038
20,882	LG Chem Ltd.	11,920,105
16,917	NCSoft Corp.	6,128,289
65,943	Orion Corp.	5,921,522
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Korea – cont'd
589,749	Samsung Electronics Co. Ltd.	$ 28,336,821
162,330	SK Hynix, Inc.	10,713,778
52,016	SK Square Co. Ltd.*	1,507,040
164,509	SK Telecom Co. Ltd.	6,272,011
20,276	Soulbrain Co. Ltd.	3,333,041
		79,921,645
Macau 0.9%
1,058,000	Galaxy Entertainment Group Ltd.	6,432,065
Mexico 1.7%
2,938,150	Wal-Mart de Mexico SAB de CV	11,611,586
Peru 1.1%
51,673	Credicorp Ltd.	7,934,389
Poland 1.4%
116,985	Dino Polska SA*(b)	9,614,821
Qatar 1.0%
1,261,200	Qatar National Bank QPSC	6,818,589
Saudi Arabia 2.7%
57,678	Arabian Drilling Co.*	1,810,469
1,150,328	Saudi Arabian Oil Co.(b)	10,290,413
281,285	Saudi National Bank	3,872,984
59,337	Saudi Tadawul Group Holding Co.	2,739,417
		18,713,283
South Africa 4.3%
675,514	Absa Group Ltd.	8,100,237
227,911	Anglo American PLC	9,475,429
430,372	Bid Corp. Ltd.	8,310,310
27,533	Naspers Ltd. N Shares	4,219,821
		30,105,797
Taiwan 13.8%
351,600	Accton Technology Corp.	3,128,630
2,110,000	Chunghwa Telecom Co. Ltd.	7,766,720
971,779	Hiwin Technologies Corp.	5,931,037
353,000	Keystone Microtech Corp.	2,501,810
236,000	RichWave Technology Corp.	1,000,216
3,453,839	Taiwan Semiconductor Manufacturing Co. Ltd.	55,468,132
960,339	Tong Hsing Electronic Industries Ltd.	6,145,592
4,434,000	Uni-President Enterprises Corp.	9,516,751
Number of Shares		Value
Taiwan – cont'd
370,451	Yageo Corp.	$ 5,632,125
		97,091,013
Thailand 0.4%
566,600	PTT Exploration & Production PCL	2,967,218
United Arab Emirates 2.1%
6,592,837	Borouge PLC	4,821,435
3,002,788	Dubai Islamic Bank PJSC	4,658,637
1,320,799	Network International Holdings PLC*(b)	5,355,131
		14,835,203

Total Common Stocks (Cost $687,933,270)		708,154,445
Preferred Stocks 3.7%
Brazil 1.2%
1,702,551	Itau Unibanco Holding SA	8,530,226
India 2.5%
217,973	Gupshup, Inc. Ser. F*#(c)(d)	4,983,996
9,762	Pine Labs PTE Ltd. Ser. 1*#(c)(d)	5,429,624
2,439	Pine Labs PTE Ltd. Ser. A*#(c)(d)	1,355,596
2,654	Pine Labs PTE Ltd. Ser. B*#(c)(d)	1,475,624
2,147	Pine Labs PTE Ltd. Ser. B2*#(c)(d)	1,193,732
3,993	Pine Labs PTE Ltd. Ser. C*#(c)(d)	2,223,702
841	Pine Labs PTE Ltd. Ser. C1*#(c)(d)	468,353
900	Pine Labs PTE Ltd. Ser. D*#(c)(d)	503,460
		17,634,087
Total Preferred Stocks (Cost $22,999,513)		26,164,313

Short-Term Investments 0.4%
Investment Companies 0.4%
3,140,885	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(e) (Cost $3,140,885)	3,140,885
Total Investments 104.6% (Cost $714,073,668)		737,459,643
Liabilities Less Other Assets (4.6)%		(32,710,099)
Net Assets 100.0%		$704,749,544

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)	Security represented in Units.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $33,020,903, which represents 4.7% of net assets of the Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of November 30, 2022 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2022 amounted to $64,004,831, which represents 9.0% of net assets of the Fund.

(e)	Represents 7-day effective yield as of November 30, 2022.
#   These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At November 30, 2022, these securities amounted to $64,004,831, which represents 9.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2022	Fair Value Percentage of Net Assets as of 11/30/2022
API Holdings Private Ltd.	10/18/2021	$8,879,972	$7,850,886	1.1%
Gupshup, Inc. Ser. F (Ser. F Preferred Shares)	7/16/2021	4,983,996	4,983,996	0.7%
National Stock Exchange	4/16/2018	15,536,312	36,250,788	5.1%
Pine Labs PTE Ltd.	7/6/2021	1,522,760	2,269,070	0.3%
Pine Labs PTE Ltd. Ser. 1 (Ser. 1 Preferred Shares)	7/6/2021	3,639,859	5,429,624	0.8%
Pine Labs PTE Ltd. Ser. A (Ser. A Preferred Shares)	7/6/2021	909,406	1,355,596	0.2%
Pine Labs PTE Ltd. Ser. B (Ser. B Preferred Shares)	7/6/2021	989,570	1,475,624	0.2%
Pine Labs PTE Ltd. Ser. B2 (Ser. B2 Preferred Shares)	7/6/2021	800,530	1,193,732	0.2%
Pine Labs PTE Ltd. Ser. C (Ser. C Preferred Shares)	7/6/2021	1,488,830	2,223,702	0.3%
Pine Labs PTE Ltd. Ser. C1 (Ser. C1 Preferred Shares)	7/6/2021	313,575	468,353	0.0%
Pine Labs PTE Ltd. Ser. D (Ser. D Preferred Shares)	7/6/2021	335,574	503,460	0.1%
Total		$39,400,384	$64,004,831	9.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$118,718,787	16.8%
Semiconductors & Semiconductor Equipment	90,719,899	12.9%
Internet & Direct Marketing Retail	54,871,992	7.8%
Capital Markets	53,539,840	7.6%
Interactive Media & Services	40,757,889	5.8%
IT Services	38,440,988	5.4%
Food & Staples Retailing	37,227,884	5.3%
Oil, Gas & Consumable Fuels	37,207,750	5.3%
Chemicals	32,369,971	4.6%
Pharmaceuticals	29,030,062	4.1%
Technology Hardware, Storage & Peripherals	28,336,821	4.0%
Food Products	24,064,815	3.4%
Electronic Equipment, Instruments & Components	22,287,667	3.2%
Beverages	19,673,018	2.8%
Hotels, Restaurants & Leisure	14,501,101	2.1%
Machinery	9,845,534	1.4%
Metals & Mining	9,475,429	1.3%
Containers & Packaging	8,461,110	1.2%
Diversified Telecommunication Services	7,766,720	1.1%
Insurance	7,118,182	1.0%
Paper & Forest Products	6,772,180	1.0%
Automobiles	6,564,956	0.9%
Wireless Telecommunication Services	6,272,011	0.9%
Entertainment	6,128,289	0.9%
Thrifts & Mortgage Finance	4,996,997	0.7%
Health Care Providers & Services	4,334,705	0.6%
Electrical Equipment	3,635,205	0.5%
Communications Equipment	3,128,630	0.4%
Real Estate Management & Development	2,247,956	0.3%
Diversified Financial Services	2,202,536	0.3%
Energy Equipment & Services	1,810,469	0.3%
Auto Components	1,809,365	0.3%
Short-Term Investments and Other Liabilities—Net	(29,569,214)	(4.2%)
	$704,749,544	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
China	$12,039,235	$191,952,366	$—	$203,991,601
Hong Kong	—	7,667,173	—	7,667,173
Hungary	—	7,254,189	—	7,254,189
India	9,195,758	101,639,128	46,370,744	157,205,630
Indonesia	—	10,884,695	—	10,884,695
Korea	—	79,921,645	—	79,921,645
Macau	—	6,432,065	—	6,432,065
Poland	—	9,614,821	—	9,614,821
Qatar	—	6,818,589	—	6,818,589
Saudi Arabia	1,810,469	16,902,814	—	18,713,283
South Africa	8,310,310	21,795,487	—	30,105,797
Taiwan	—	97,091,013	—	97,091,013
Thailand	—	2,967,218	—	2,967,218
United Arab Emirates	5,355,131	9,480,072	—	14,835,203
Other Common Stocks#	54,651,523	—	—	54,651,523
Total Common Stocks	91,362,426	570,421,275	46,370,744	708,154,445
Preferred Stocks
India	—	—	17,634,087	17,634,087
Other Preferred Stocks#	8,530,226	—	—	8,530,226
Total Preferred Stocks	8,530,226	—	17,634,087	26,164,313
Short-Term Investments	—	3,140,885	—	3,140,885
Total Investments	$99,892,652	$573,562,160	$64,004,831	$737,459,643

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2022
Investments in Securities:
Common Stocks(1)	$47,469	$—	$—	$(1,098)	$—	$—	$—	$—	$46,371	$(1,098)
Preferred Stocks(1)	17,634	—	—	—	—	—	—	—	17,634	—
Total	$65,103	$—	$—	$(1,098)	$—	$—	$—	$—	$64,005	$(1,098)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$10,119,956	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	5.0x - 37.0x	12.2x	Increase
			Discount Rate	12.0%	12.0%	Decrease
			Expected Volatility	70.0%	70.0%	Decrease
Common Stocks	36,250,788	Market Approach	Transaction Price	INR 2,775	INR 2,775	Increase
Preferred Stocks	17,634,087	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	5.0x - 37.0x	28.0x	Increase
			Discount Rate	12.0%	12.0%	Decrease
			Expected Volatility	70.0%	70.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 96.7%
Aerospace & Defense 3.5%
20,925	Lockheed Martin Corp.	$ 10,152,601
308,425	Raytheon Technologies Corp.	30,447,716
		40,600,317
Banks 7.9%
258,300	Citizens Financial Group, Inc.	10,946,754
139,255	JPMorgan Chase & Co.(a)	19,242,256
192,425	PNC Financial Services Group, Inc.(a)	32,377,430
591,500	Wells Fargo & Co.	28,362,425
		90,928,865
Beverages 2.9%
212,950	Coca-Cola Co.	13,545,750
105,850	PepsiCo, Inc.	19,636,233
		33,181,983
Biotechnology 1.9%
140,400	AbbVie, Inc.	22,629,672
Capital Markets 3.1%
130,600	CME Group, Inc.	23,050,900
571,775	Virtu Financial, Inc. Class A	12,681,969
		35,732,869
Chemicals 2.2%
316,250	Nutrien Ltd.	25,426,500
Construction & Engineering 2.5%
644,675	Ferrovial SA	17,336,795
372,950	MDU Resources Group, Inc.	11,744,195
		29,080,990
Distributors 0.5%
102,075	LKQ Corp.	5,545,735
Diversified Telecommunication Services 1.5%
822,325	TELUS Corp.	17,512,673
Electric Utilities 2.9%
391,675	NextEra Energy, Inc.(a)	33,174,872
Electrical Equipment 4.0%
135,675	Eaton Corp. PLC	22,176,079
250,275	Emerson Electric Co.	23,968,836
		46,144,915
Electronic Equipment, Instruments & Components 0.8%
261,800	Corning, Inc.	8,935,234
Equity Real Estate Investment Trusts 5.8%
38,200	Alexandria Real Estate Equities, Inc.	5,944,302
1,104,650	Brixmor Property Group, Inc.	25,605,787
60,900	Camden Property Trust	7,328,097
Number of Shares		Value
Equity Real Estate Investment Trusts – cont'd
143,028	Prologis, Inc.	$ 16,847,268
73,525	Terreno Realty Corp.	4,311,506
217,345	VICI Properties, Inc.	7,433,199
		67,470,159
Food Products 1.8%
282,475	Kellogg Co.	20,606,551
Health Care Equipment & Supplies 0.9%
15,000	Becton, Dickinson & Co.	3,740,100
85,500	Medtronic PLC	6,757,920
		10,498,020
Health Care Providers & Services 1.9%
217,550	CVS Health Corp.	22,163,994
Hotels, Restaurants & Leisure 2.3%
67,700	Darden Restaurants, Inc.	9,951,223
61,850	McDonald's Corp.	16,872,062
		26,823,285
Household Products 0.6%
46,150	Procter & Gamble Co.	6,883,734
Insurance 1.0%
91,425	Progressive Corp.	12,081,814
IT Services 2.1%
194,525	Paychex, Inc.	24,126,936
Machinery 2.8%
55,550	Caterpillar, Inc.	13,132,576
44,050	Deere & Co.	19,426,050
		32,558,626
Metals & Mining 5.3%
378,400	Agnico Eagle Mines Ltd.	19,060,008
418,150	Freeport-McMoRan, Inc.	16,642,370
367,150	Rio Tinto PLC ADR	25,201,176
		60,903,554
Multi-Utilities 8.1%
180,650	Ameren Corp.	16,135,658
1,299,600	CenterPoint Energy, Inc.	40,430,556
91,175	Dominion Energy, Inc.	5,571,704
105,100	Public Service Enterprise Group, Inc.	6,363,805
66,250	Sempra Energy	11,010,088
136,525	WEC Energy Group, Inc.	13,535,088
		93,046,899
Oil, Gas & Consumable Fuels 11.5%
284,525	Chesapeake Energy Corp.	29,448,338
116,700	Chevron Corp.	21,392,277
356,998	ConocoPhillips	44,092,823
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
102,375	Pioneer Natural Resources Co.	$ 24,159,476
381,000	Williams Cos., Inc.	13,220,700
		132,313,614
Pharmaceuticals 10.9%
416,575	AstraZeneca PLC ADR	28,314,603
217,350	Bristol-Myers Squibb Co.	17,448,858
183,075	Johnson & Johnson	32,587,350
329,975	Merck & Co., Inc.	36,336,847
280,475	Roche Holding AG ADR	11,477,037
		126,164,695
Road & Rail 0.2%
10,000	Union Pacific Corp.	2,174,300
Semiconductors & Semiconductor Equipment 3.7%
30,000	Intel Corp.	902,100
129,615	QUALCOMM, Inc.(a)	16,395,001
140,000	Texas Instruments, Inc.	25,264,400
		42,561,501
Software 1.0%
44,550	Microsoft Corp.	11,366,487
Number of Shares		Value
Specialty Retail 1.7%
60,075	Best Buy Co., Inc.	$ 5,124,398
45,600	Home Depot, Inc.	14,773,944
		19,898,342
Trading Companies & Distributors 1.4%
60,300	Watsco, Inc.	16,219,494
Total Common Stocks (Cost $780,702,570)		1,116,756,630
Short-Term Investments 2.9%
Investment Companies 2.9%
33,394,782	State Street Institutional Treasury Money Market Fund, 3.49%(b) (Cost $33,394,782)	33,394,782
Total Investments 99.6% (Cost $814,097,352)		1,150,151,412
Other Assets Less Liabilities 0.4%(c)		4,191,685
Net Assets 100.0%		$1,154,343,097

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of November 30, 2022.
(c)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$983,904,875	85.2%
Canada	61,999,181	5.4%
United Kingdom	28,314,603	2.4%
Australia	25,201,176	2.2%
Spain	17,336,795	1.5%
Short-Term Investments and Other Assets—Net	37,586,467	3.3%
	$1,154,343,097	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At November 30, 2022, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Machinery
Caterpillar, Inc.	100	$(2,364,100)	$290	1/20/2023	$(2,600)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	200	(2,070,000)	125	12/16/2022	(16,500)
ConocoPhillips	200	(2,470,200)	155	12/16/2022	(1,000)(a)(b)
ConocoPhillips	200	(2,470,200)	165	1/20/2023	(2,900)
					(20,400)
Total calls					$(23,000)
Puts
Distributors
LKQ Corp.	750	(4,074,750)	42.5	12/16/2022	—(a)(b)
LKQ Corp.	750	(4,074,750)	45	12/16/2022	—(a)(b)
					—
Food & Staples Retailing
Sysco Corp.	500	(4,325,500)	70	12/16/2022	—(a)(b)
Health Care Equipment & Supplies
Becton, Dickinson & Co.	150	(3,740,100)	210	12/16/2022	(6,750)
Becton, Dickinson & Co.	150	(3,740,100)	200	1/20/2023	(10,500)(a)(b)
					(17,250)
Leisure Products
Hasbro, Inc.	600	(3,769,200)	50	12/16/2022	(6,000)(a)(b)
Hasbro, Inc.	600	(3,769,200)	55	12/16/2022	(13,500)
					(19,500)
Metals & Mining
Wheaton Precious Metals Corp.	1,000	(3,903,000)	26	12/16/2022	(3,000)
Road & Rail
Union Pacific Corp.	200	(4,348,600)	160	12/16/2022	(1,000)(a)(b)
Union Pacific Corp.	200	(4,348,600)	165	1/20/2023	(7,000)
					(8,000)
Total puts					$(47,750)
Total options written (premium received $204,512)					$(70,750)

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of November 30, 2022 in accordance with procedures approved by the valuation designee.
At November 30, 2022, the Fund had securities pledged in the amount of $32,428,881 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Construction & Engineering	$11,744,195	$17,336,795	$—	$29,080,990
Other Common Stocks#	1,087,675,640	—	—	1,087,675,640
Total Common Stocks	1,099,419,835	17,336,795	—	1,116,756,630
Short-Term Investments	—	33,394,782	—	33,394,782
Total Investments	$1,099,419,835	$50,731,577	$—	$1,150,151,412

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(52,250)	$—	$(18,500)	$(70,750)
Total	$(52,250)	$—	$(18,500)	$(70,750)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2022
Other Financial Instruments
Written Option Contracts(1)	$(15)	$—	$32	$69	$—	$(105)	$—	$—	$(19)	$78
Total	$(15)	$—	$32	$69	$—	$(105)	$—	$—	$(19)	$78
(1)
For the period ended November 30, 2022, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 92.5%
Aerospace & Defense 2.5%
130,091	Airbus SE	$14,933,867
Automobiles 2.6%
233,284	Mercedes-Benz Group AG	15,850,061
Banks 2.0%
254,183	ICICI Bank Ltd. ADR	6,029,221
122,932	Wells Fargo & Co.	5,894,589
		11,923,810
Beverages 3.3%
428,132	Diageo PLC	19,771,996
Chemicals 1.1%
44,414	Air Liquide SA	6,466,283
Computers 0.2%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	999,999
Diversified Telecommunication Services 3.0%
882,919	Deutsche Telekom AG	17,960,985
Electric Utilities 1.3%
89,897	NextEra Energy, Inc.	7,614,276
Entertainment 9.4%
60,465	Liberty Media Corp.-Liberty Formula One Class C*	3,684,737
102,753	Netflix, Inc.*	31,394,124
223,771	Walt Disney Co.*	21,900,468
		56,979,329
Health Care Equipment & Supplies 0.5%
65,583	Boston Scientific Corp.*	2,968,942
Health Care Providers & Services 3.8%
32,553	Elevance Health, Inc.	17,348,145
24,683	HCA Healthcare, Inc.	5,929,350
		23,277,495
Insurance 6.7%
104,579	Allstate Corp.	14,003,128
201,227	Progressive Corp.	26,592,148
		40,595,276
Interactive Media & Services 1.9%
442,123	Pinterest, Inc. Class A*	11,238,767
Internet & Direct Marketing Retail 8.5%
303,319	Amazon.com, Inc.*	29,282,416
23,742	MercadoLibre, Inc.*	22,103,446
		51,385,862
IT Services 3.7%
23,142	EPAM Systems, Inc.*	8,529,678
Number of Shares		Value
IT Services – cont'd
38,035	Snowflake, Inc. Class A*	$ 5,435,202
65,851	Thoughtworks Holding, Inc.*	600,561
35,690	Visa, Inc. Class A	7,744,730
		22,310,171
Multiline Retail 1.5%
58,790	Dollar Tree, Inc.*	8,835,549
Oil, Gas & Consumable Fuels 2.0%
41,427	EOG Resources, Inc.	5,879,734
103,908	Shell PLC ADR	6,075,501
		11,955,235
Personal Products 2.1%
33,666	L'Oreal SA	12,643,467
Pharmaceuticals 0.5%
45,394	AstraZeneca PLC ADR	3,085,430
Road & Rail 12.0%
69,395	Canadian National Railway Co.	8,908,912
131,601	Canadian Pacific Railway Ltd.	10,774,425
785,952	CSX Corp.	25,692,771
763,065	Uber Technologies, Inc.*	22,235,714
20,754	Union Pacific Corp.	4,512,542
		72,124,364
Semiconductors & Semiconductor Equipment 0.6%
45,763	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,797,414
Software 9.8%
25,515	Constellation Software, Inc.	41,132,802
31,892	Microsoft Corp.	8,136,925
115,313	Oracle Corp.	9,574,438
		58,844,165
Specialty Retail 4.6%
81,530	Floor & Decor Holdings, Inc. Class A*	6,084,584
47,230	Ulta Beauty, Inc.*	21,954,393
		28,038,977
Textiles, Apparel & Luxury Goods 3.7%
124,359	Aritzia, Inc.*	4,730,662
22,654	LVMH Moet Hennessy Louis Vuitton SE	17,580,149
		22,310,811
Wireless Telecommunication Services 5.2%
207,446	T-Mobile U.S., Inc.*	31,419,771

Total Common Stocks (Cost $525,161,787)		557,332,302
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 0.5%
Internet & Direct Marketing Retail 0.2%
1,000	Fabletics LLC, Ser. G*#(a)(b)	$1,000,000
IT Services 0.1%
106,691	Druva, Inc., Ser. 5*#(a)(b)	999,994
Software 0.2%
63,363	Videoamp, Inc., Ser. F1*#(a)(b)	1,099,994
Total Preferred Stocks (Cost $2,999,995)		3,099,988
Short-Term Investments 4.6%
Investment Companies 4.6%
27,307,366	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(c) (Cost $27,307,366)	27,307,366
Total Investments 97.6% (Cost $555,469,148)		587,739,656
Other Assets Less Liabilities 2.4%		14,738,483
Net Assets 100.0%		$602,478,139

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of November 30, 2022 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2022 amounted to $4,099,987, which represents 0.7% of net assets of the Fund.

(c)	Represents 7-day effective yield as of November 30, 2022.
#   These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At November 30, 2022, these securities amounted to $4,099,987, which represents 0.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2022	Fair Value Percentage of Net Assets as of 11/30/2022
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$999,999	0.2%
Druva, Inc. (Ser. 5 Preferred Shares)	4/1/2021	1,000,000	999,994	0.1%
Fabletics LLC (Ser. G Preferred Shares)	1/10/2022	1,000,000	1,000,000	0.2%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	999,995	1,099,994	0.2%
Total		$3,999,994	$4,099,987	0.7%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$348,587,669	57.8%
Canada	65,546,801	10.9%
France	51,623,766	8.6%
Germany	33,811,046	5.6%
United Kingdom	22,857,426	3.8%
Brazil	22,103,446	3.7%
Netherlands	6,075,501	1.0%
India	6,029,221	1.0%
Taiwan	3,797,414	0.6%
Short-Term Investments and Other Assets—Net	42,045,849	7.0%
	$602,478,139	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$14,933,867	$—	$14,933,867
Automobiles	—	15,850,061	—	15,850,061
Beverages	—	19,771,996	—	19,771,996
Chemicals	—	6,466,283	—	6,466,283
Computers	—	—	999,999	999,999
Diversified Telecommunication Services	—	17,960,985	—	17,960,985
Personal Products	—	12,643,467	—	12,643,467
Textiles, Apparel & Luxury Goods	4,730,662	17,580,149	—	22,310,811
Other Common Stocks#	446,394,833	—	—	446,394,833
Total Common Stocks	451,125,495	105,206,808	999,999	557,332,302
Preferred Stocks#	—	—	3,099,988	3,099,988
Short-Term Investments	—	27,307,366	—	27,307,366
Total Investments	$451,125,495	$132,514,174	$4,099,987	$587,739,656

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2022
Investments in Securities:
Common Stocks(1)	$1,000	$—	$—	$—	$—	$—	$—	$—	$1,000	$—
Preferred Stocks(1)	3,000	—	—	100	—	—	—	—	3,100	100
Total	$4,000	$—	$—	$100	$—	$—	$—	$—	$4,100	$100

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$999,999	Market Approach	Transaction Price	$11.00	$11.00	Increase
Preferred Stocks	2,099,988	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	7.0x - 8.0x	7.5x	Increase
Preferred Stocks	1,000,000	Market Approach	Transaction Price	$1,000.00	$1,000.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 98.0%
Air Freight & Logistics 1.0%
924,044	Forward Air Corp.	$103,834,824
Auto Components 3.1%
1,634,212	Fox Factory Holding Corp.*	173,389,893
834,062	LCI Industries	82,455,369
978,641	XPEL, Inc.*	67,085,841
		322,931,103
Banks 11.2%
1,597,598	Bank of Hawaii Corp.	128,878,231
910,617	BOK Financial Corp.	95,350,706
1,634,082	Community Bank System, Inc.	106,444,102
1,006,759	Cullen/Frost Bankers, Inc.	146,050,528
3,633,917	CVB Financial Corp.	104,220,740
2,645,893	First Financial Bankshares, Inc.	97,765,746
2,655,000	Glacier Bancorp, Inc.	153,724,500
948,416	Lakeland Financial Corp.	74,886,927
1,286,158	Prosperity Bancshares, Inc.	97,194,960
1,103,740	Stock Yards Bancorp, Inc.	81,698,835
1,602,228	United Community Banks, Inc.	62,438,825
		1,148,654,100
Biotechnology 0.4%
2,393,142	Abcam PLC*	37,513,073
Building Products 1.4%
690,046	AAON, Inc.	54,693,046
696,675	CSW Industrials, Inc.	84,262,841
		138,955,887
Capital Markets 2.0%
824,251	Artisan Partners Asset Management, Inc. Class A	28,593,267
501,941	Hamilton Lane, Inc. Class A	37,083,401
736,049	Houlihan Lokey, Inc.	72,390,419
234,840	MarketAxess Holdings, Inc.	62,918,333
		200,985,420
Chemicals 1.6%
546,348	Chase Corp.(a)	51,903,060
374,828	Element Solutions, Inc.	7,331,636
536,170	Quaker Chemical Corp.	105,512,894
		164,747,590
Commercial Services & Supplies 1.9%
3,076,049	Driven Brands Holdings, Inc.*	93,542,650
Number of Shares		Value
Commercial Services & Supplies – cont'd
331,480	IAA, Inc.*	$ 12,387,408
2,247,289	Rollins, Inc.	90,880,367
		196,810,425
Communications Equipment 1.3%
3,644,518	NetScout Systems, Inc.*(a)	135,867,631
Construction & Engineering 2.1%
629,641	Valmont Industries, Inc.	213,234,221
Construction Materials 1.3%
969,425	Eagle Materials, Inc.	132,171,405
Containers & Packaging 1.4%
820,648	AptarGroup, Inc.	87,103,579
469,866	UFP Technologies, Inc.*(a)	56,407,413
		143,510,992
Distributors 2.3%
731,074	Pool Corp.	240,823,086
Diversified Consumer Services 0.5%
735,108	Bright Horizons Family Solutions, Inc.*	54,545,014
Electronic Equipment, Instruments & Components 3.9%
629,233	Littelfuse, Inc.	155,105,934
1,439,078	National Instruments Corp.	59,030,980
841,363	Novanta, Inc.*	132,725,013
206,432	Zebra Technologies Corp. Class A*	55,794,441
		402,656,368
Energy Equipment & Services 0.2%
441,548	Cactus, Inc. Class A	24,015,796
Food & Staples Retailing 0.4%
1,508,165	Grocery Outlet Holding Corp.*	45,652,155
Food Products 0.4%
2,053,695	Utz Brands, Inc.	39,143,427
Health Care Equipment & Supplies 4.6%
131,533	Atrion Corp.(a)	79,551,158
2,108,951	Haemonetics Corp.*	179,914,610
156,567	IDEXX Laboratories, Inc.*	66,677,188
618,098	West Pharmaceutical Services, Inc.	145,042,877
		471,185,833
Health Care Providers & Services 1.7%
343,340	Chemed Corp.	178,536,800
Health Care Technology 0.6%
892,831	Certara, Inc.*	15,160,271
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Health Care Technology – cont'd
1,030,924	Simulations Plus, Inc.(a)	$ 41,845,205
		57,005,476
Hotels, Restaurants & Leisure 1.1%
1,103,366	Texas Roadhouse, Inc.	109,586,311
Household Products 1.6%
953,203	Church & Dwight Co., Inc.	78,038,730
531,836	WD-40 Co.	89,082,530
		167,121,260
Insurance 1.7%
913,596	AMERISAFE, Inc.	54,240,195
639,312	Hagerty, Inc. Class A*	5,830,525
918,377	RLI Corp.	119,453,296
		179,524,016
IT Services 1.1%
603,075	Jack Henry & Associates, Inc.	114,192,251
Leisure Products 0.5%
5,775,660	Hayward Holdings, Inc.*	55,157,553
Life Sciences Tools & Services 3.0%
2,632,532	Bio-Techne Corp.	223,738,895
374,075	ICON PLC*	80,590,718
		304,329,613
Machinery 8.0%
1,328,058	Graco, Inc.	92,924,218
3,180,631	Hillman Solutions Corp.*	25,317,823
567,901	Kadant, Inc.	109,627,609
549,340	Lindsay Corp.(a)	96,953,017
449,249	Nordson Corp.	106,242,896
310,341	Omega Flex, Inc.	29,826,873
855,740	RBC Bearings, Inc.*	202,784,708
1,465,663	Toro Co.	162,673,936
		826,351,080
Marine 1.5%
2,173,964	Kirby Corp.*	151,720,948
Media 3.2%
93,559	Cable One, Inc.	67,763,848
1,063,819	Nexstar Media Group, Inc. Class A	201,657,530
1,371,037	TechTarget, Inc.*	62,601,549
		332,022,927
Oil, Gas & Consumable Fuels 3.2%
947,262	Brigham Minerals, Inc. Class A	33,561,493
1,519,648	Matador Resources Co.	100,843,841
577,761	Sitio Royalties Corp.	18,222,582
11,901,625	Southwestern Energy Co.*	82,359,245
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
36,069	Texas Pacific Land Corp.	$ 93,510,325
		328,497,486
Professional Services 4.9%
187,262	CRA International, Inc.	23,081,914
1,825,547	Exponent, Inc.	188,779,815
825,531	FTI Consulting, Inc.*	142,668,268
939,451	Tetra Tech, Inc.	145,229,730
		499,759,727
Real Estate Management & Development 1.4%
1,080,025	FirstService Corp.	139,722,834
Semiconductors & Semiconductor Equipment 6.0%
664,997	Advanced Energy Industries, Inc.	61,605,322
1,770,870	FormFactor, Inc.*	40,853,971
3,322,410	Lattice Semiconductor Corp.*	241,971,120
1,092,981	MKS Instruments, Inc.	91,657,387
2,288,806	Power Integrations, Inc.	184,203,107
		620,290,907
Software 11.6%
2,059,740	American Software, Inc. Class A(a)	30,504,750
630,333	Aspen Technology, Inc.*	145,291,757
780,686	CommVault Systems, Inc.*	51,525,276
343,006	Fair Isaac Corp.*	212,567,678
1,506,017	Manhattan Associates, Inc.*	189,667,781
2,022,433	Model N, Inc.*(a)	78,632,195
1,341,685	Qualys, Inc.*	165,456,594
1,307,204	SPS Commerce, Inc.*	185,962,841
260,630	Tyler Technologies, Inc.*	89,328,326
2,657,317	Vertex, Inc. Class A*(a)	45,652,706
		1,194,589,904
Specialty Retail 3.7%
776,495	Asbury Automotive Group, Inc.*	145,685,992
1,055,738	Floor & Decor Holdings, Inc. Class A*	78,789,727
280,023	Lithia Motors, Inc.	67,012,304
380,482	Tractor Supply Co.	86,106,881
		377,594,904
Trading Companies & Distributors 2.2%
1,604,382	Richelieu Hardware Ltd.	46,045,763
443,626	SiteOne Landscape Supply, Inc.*	55,688,372
486,244	Transcat, Inc.*(a)	38,914,107
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Trading Companies & Distributors – cont'd
327,964	Watsco, Inc.	$ 88,215,757
		228,863,999
Total Common Stocks (Cost $5,218,605,439)		10,082,106,346
Short-Term Investments 2.0%
Investment Companies 2.0%
5,671,813	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(b)	5,671,813
Number of Shares		Value
Investment Companies – cont'd
197,623,192	State Street Institutional Treasury Plus Money Market Fund Premier Class, 3.70%(b)	$ 197,623,192
Total Short-Term Investments (Cost $203,295,005)		203,295,005
Total Investments 100.0% (Cost $5,421,900,444)		10,285,401,351
Other Assets Less Liabilities 0.0%		3,487,235
Net Assets 100.0%		$10,288,888,586

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Biotechnology	$—	$37,513,073	$—	$37,513,073
Other Common Stocks#	10,044,593,273	—	—	10,044,593,273
Total Common Stocks	10,044,593,273	37,513,073	—	10,082,106,346
Short-Term Investments	—	203,295,005	—	203,295,005
Total Investments	$10,044,593,273	$240,808,078	$—	$10,285,401,351

#	The Schedule of Investments provides information on the industry or sector categorization.

§   Investments in Affiliates(a):
	Value at August 31, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at November 30, 2022	Value at November 30, 2022
Genesis
American Software, Inc.	$34,871,398	$—	$—	$(4,366,648)	$—	$226,571	2,059,740	$30,504,750
Atrion Corp.	79,955,129	—	498,492	93,188	1,333	567,428	131,533	79,551,158
Chase Corp.	48,036,092	129,456	—	3,737,512	—	546,348	546,348	51,903,060
Lindsay Corp.	83,895,381	4,859,324	514,452	8,523,575	189,189	186,776	549,340	96,953,017
Model N, Inc.	63,151,970	—	3,463,692	17,996,828	947,089	—*	2,022,433	78,632,195
NetScout Systems, Inc.	116,428,097	—	766,685	20,180,175	26,044	—*	3,644,518	135,867,631
Simulations Plus, Inc.	64,467,818	—	2,234,520	(20,942,945)	554,852	61,855	1,030,924	41,845,205
Transcat, Inc.	36,025,818	—	—	2,888,289	—	—*	486,244	38,914,107
UFP Technologies, Inc.	39,644,985	4,796,162	—	11,966,266	—	—*	469,866	56,407,413
Vertex, Inc.	33,599,900	2,974,585	—	9,078,221	—	—*	2,657,317	45,652,706
Sub-total for affiliates held as of 11/30/22(b)	$600,076,588	$12,759,527	$7,477,841	$49,154,461	$1,718,507	$1,588,978		$656,231,242
Total	$600,076,588	$12,759,527	$7,477,841	$49,154,461	$1,718,507	$1,588,978		$656,231,242

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At November 30, 2022, these securities amounted to 6.38% of net assets of the Fund.
*	Non-income producing security.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 98.5%
Australia 5.8%
13,745	Charter Hall Long Wale REIT	$ 41,875
20,205	Charter Hall Retail REIT	56,126
41,312	HomeCo Daily Needs REIT	37,613
31,408	Region RE Ltd.	59,607
		195,221
Canada 5.6%
712	Brookfield Asset Management, Inc. Class A	33,569
893	Canadian Apartment Properties REIT	29,011
3,652	RioCan REIT	57,394
4,034	Summit Industrial Income REIT	67,625
		187,599
France 1.9%
334	ARGAN SA	26,891
369	Gecina SA	36,099
		62,990
Germany 0.6%
791	Vonovia SE	19,648
Hong Kong 4.7%
7,000	CK Asset Holdings Ltd.	41,898
6,700	Link REIT	45,257
24,000	Sino Land Co. Ltd.	30,017
3,269	Sun Hung Kai Properties Ltd.	39,435
		156,607
Japan 9.5%
60	LaSalle Logiport REIT	70,447
5,200	Mitsubishi Estate Co. Ltd.	73,427
4,900	Mitsui Fudosan Co. Ltd.	99,338
21	Mitsui Fudosan Logistics Park, Inc.	76,249
		319,461
Singapore 3.8%
28,000	Mapletree Pan Asia Commercial Trust	35,429
18,600	UOL Group Ltd.	91,725
		127,154
Spain 2.0%
1,920	Cellnex Telecom SA(a)	66,026
United Kingdom 7.6%
5,622	Great Portland Estates PLC	33,926
4,607	Land Securities Group PLC	34,374
4,948	Safestore Holdings PLC	54,627
7,652	Segro PLC	74,051
5,065	UNITE Group PLC	56,722
		253,700
Number of Shares		Value
United States 57.0%
123	Alexandria Real Estate Equities, Inc.	$ 19,140
874	American Homes 4 Rent Class A	28,903
805	American Tower Corp.	178,106
1,359	Apartment Income REIT Corp.	51,710
554	Boston Properties, Inc.	39,932
757	Crown Castle, Inc.	107,063
681	Digital Realty Trust, Inc.	76,585
98	Equinix, Inc.	67,684
546	Equity LifeStyle Properties, Inc.	36,265
899	Equity Residential	58,309
297	Essex Property Trust, Inc.	65,453
334	Extra Space Storage, Inc.	53,670
1,214	Invitation Homes, Inc.	39,613
941	Iron Mountain, Inc.	51,125
3,086	Kimco Realty Corp.	70,731
281	Life Storage, Inc.	30,205
165	Marriott International, Inc. Class A	27,283
2,777	Medical Properties Trust, Inc.	36,434
1,543	Prologis, Inc.	181,750
376	Public Storage	112,033
928	Realty Income Corp.	58,529
1,119	Retail Opportunity Investments Corp.	17,065
564	Rexford Industrial Realty, Inc.	31,184
199	SBA Communications Corp.	59,561
465	Simon Property Group, Inc.	55,540
910	Spirit Realty Capital, Inc.	37,692
359	Sun Communities, Inc.	52,737
755	UDR, Inc.	31,310
1,689	Ventas, Inc.	78,589
834	VICI Properties, Inc.	28,523
1,315	Welltower, Inc.	93,404
965	Weyerhaeuser Co.	31,565
		1,907,693
Total Common Stocks (Cost $3,764,680)		3,296,099

Short-Term Investments 1.3%
Investment Companies 1.3%
45,370	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(b) (Cost $45,370)	45,370
Total Investments 99.8% (Cost $3,810,050)		3,341,469
Other Assets Less Liabilities 0.2%		5,751
Net Assets 100.0%		$3,347,220

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $66,026, which represents 2.0% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)  (cont’d)

POSITIONS BY SECTOR
Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$1,167,124	34.9%
Industrial & Office REITs	586,847	17.5%
Retail REITs	530,983	15.9%
Residential REITs	450,033	13.4%
Real Estate Holding & Development	429,057	12.8%
Diversified REITs	76,249	2.3%
Hotel & Lodging REITs	55,806	1.7%
Short-Term Investments and Other Assets-Net	51,121	1.5%
Total	$3,347,220	100.0%
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$195,221	$—	$195,221
France	—	62,990	—	62,990
Germany	—	19,648	—	19,648
Hong Kong	—	156,607	—	156,607
Japan	—	319,461	—	319,461
Singapore	—	127,154	—	127,154
Spain	—	66,026	—	66,026
United Kingdom	—	253,700	—	253,700
Other Common Stocks#	2,095,292	—	—	2,095,292
Total Common Stocks	2,095,292	1,200,807	—	3,296,099
Short-Term Investments	—	45,370	—	45,370
Total Investments	$2,095,292	$1,246,177	$—	$3,341,469

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 98.0%
Air Freight & Logistics 5.8%
31,037	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	$ 479,459
42,952	ZTO Express Cayman, Inc. ADR	1,076,807
		1,556,266
Banks 4.1%
220,000	China Merchants Bank Co. Ltd. H Shares	1,117,391
Beverages 4.4%
170,000	China Resources Beer Holdings Co. Ltd.	1,177,974
Biotechnology 3.4%
208,666	Akeso, Inc. Class B*(a)	913,336
Chemicals 18.0%
318,000	Jiangsu Eastern Shenghong Co. Ltd. Class A	597,108
500,159	Satellite Chemical Co. Ltd. Class A	1,027,149
118,300	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	554,136
134,000	Wanhua Chemical Group Co. Ltd. Class A	1,688,369
57,300	Yunnan Energy New Material Co. Ltd. Class A	1,010,374
		4,877,136
Construction Materials 1.9%
574,000	China National Building Material Co. Ltd. H Shares	511,803
Electrical Equipment 2.3%
143,600	JL Mag Rare-Earth Co. Ltd. Class A	608,233
Electronic Equipment, Instruments & Components 4.8%
238,000	Luxshare Precision Industry Co. Ltd. Class A	1,051,863
72,017	Shenzhen Sunlord Electronics Co. Ltd. Class A	257,412
		1,309,275
Food Products 5.9%
394,000	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,595,438
Household Durables 11.5%
20,800	Chervon Holdings Ltd.	119,125
454,000	Haier Smart Home Co. Ltd. H Shares	1,510,983
480,800	Man Wah Holdings Ltd.	445,014
150,013	Midea Group Co. Ltd. Class A	1,020,753
		3,095,875
Number of Shares		Value
Insurance 3.9%
461,000	China Pacific Insurance Group Co. Ltd. H Shares	$1,049,935
Interactive Media & Services 5.9%
42,500	Tencent Holdings Ltd.	1,607,192
Internet & Direct Marketing Retail 9.1%
145,500	Alibaba Group Holding Ltd.*	1,583,499
28,009	JD.com, Inc. Class A	799,594
4,100	Meituan Class B*(a)	88,384
		2,471,477
Machinery 3.1%
46,000	Shenzhen Inovance Technology Co. Ltd. Class A	457,410
453,050	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	372,573
		829,983
Marine 1.2%
150,000	SITC International Holdings Co. Ltd.	332,753
Pharmaceuticals 3.7%
774,000	CSPC Pharmaceutical Group Ltd.	997,157
Real Estate Management & Development 3.9%
226,000	China Resources Land Ltd.	1,049,751
Semiconductors & Semiconductor Equipment 0.4%
4,033	SG Micro Corp. Class A	100,949
Software 0.8%
6,100	Beijing Kingsoft Office Software, Inc. Class A	219,315
Specialty Retail 2.5%
1,087,000	China Yongda Automobiles Services Holdings Ltd.	681,556
Technology Hardware, Storage & Peripherals 0.4%
15,500	Ninestar Corp. Class A	117,745
See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Textiles, Apparel & Luxury Goods 1.0%
33,000	Li Ning Co. Ltd.	$265,204
Total Common Stocks (Cost $34,864,090)		26,485,744
Short-Term Investments 0.1%
Investment Companies 0.1%
28,972	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(b) (Cost $28,972)	28,972
Total Investments 98.1% (Cost $34,893,062)		26,514,716
Other Assets Less Liabilities 1.9%		512,489
Net Assets 100.0%		$27,027,205

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $1,001,720, which represents 3.7% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Air Freight & Logistics	$1,076,807	$479,459	$—	$1,556,266
Banks	—	1,117,391	—	1,117,391
Beverages	—	1,177,974	—	1,177,974
Biotechnology	—	913,336	—	913,336
Chemicals	—	4,877,136	—	4,877,136
Construction Materials	—	511,803	—	511,803
Electrical Equipment	—	608,233	—	608,233
Electronic Equipment, Instruments & Components	—	1,309,275	—	1,309,275
Food Products	—	1,595,438	—	1,595,438
Household Durables	—	3,095,875	—	3,095,875
Insurance	—	1,049,935	—	1,049,935
Interactive Media & Services	—	1,607,192	—	1,607,192
Internet & Direct Marketing Retail	—	2,471,477	—	2,471,477
Machinery	—	829,983	—	829,983
Marine	—	332,753	—	332,753
Pharmaceuticals	—	997,157	—	997,157
Real Estate Management & Development	—	1,049,751	—	1,049,751
Semiconductors & Semiconductor Equipment	—	100,949	—	100,949
Software	—	219,315	—	219,315
Specialty Retail	—	681,556	—	681,556
Technology Hardware, Storage & Peripherals	—	117,745	—	117,745
Textiles, Apparel & Luxury Goods	—	265,204	—	265,204
Total Common Stocks	1,076,807	25,408,937	—	26,485,744
Short-Term Investments	—	28,972	—	28,972
Total Investments	$1,076,807	$25,437,909	$—	$26,514,716

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 98.6%
Austria 1.4%
281,095	BAWAG Group AG*(a)	$14,727,351
Belgium 0.7%
300,287	Azelis Group NV	8,023,068
Canada 3.2%
572,880	Cenovus Energy, Inc.	11,394,583
442,372	MEG Energy Corp.*	6,297,754
568,403	Softchoice Corp.(b)	6,574,992
157,771	Toronto-Dominion Bank	10,500,865
		34,768,194
China 0.5%
629,700	Shenzhou International Group Holdings Ltd.	5,685,001
Finland 1.1%
1,161,021	Nordea Bank Abp	12,201,171
France 8.8%
58,557	Air Liquide SA	8,525,377
601,005	Bureau Veritas SA	15,761,756
482,675	Exclusive Networks SA	8,397,982
24,920	Kering SA	14,972,858
94,821	Pernod-Ricard SA(b)	18,811,127
45,841	Teleperformance	10,464,658
301,695	TotalEnergies SE(b)	18,855,964
		95,789,722
Germany 10.3%
72,773	adidas AG	9,381,018
123,229	Beiersdorf AG	13,401,561
219,175	Brenntag SE	13,935,348
84,407	Deutsche Boerse AG	15,511,850
201,700	HelloFresh SE*	4,995,099
450,471	QIAGEN NV*	22,316,333
203,461	SAP SE ADR	22,557,721
162,497	Stabilus SE	10,436,386
		112,535,316
Hong Kong 4.1%
1,477,400	AIA Group Ltd.	15,002,412
1,060,988	Prudential PLC	12,620,438
1,375,300	Techtronic Industries Co. Ltd.	16,765,121
		44,387,971
Ireland 4.8%
1,407,116	Bank of Ireland Group PLC	11,667,860
209,929	CRH PLC	8,407,036
153,431	Kerry Group PLC Class A	14,584,733
470,211	Smurfit Kappa Group PLC	17,082,027
		51,741,656
Number of Shares		Value
Italy 0.8%
967,670	Nexi SpA*(a)	$8,583,974
Japan 14.2%
45,600	Disco Corp.	13,705,427
114,800	Fujitsu Ltd.	15,577,704
359,800	Koito Manufacturing Co. Ltd.	5,743,862
689,800	Olympus Corp.	14,250,438
336,300	Otsuka Corp.(b)	11,319,181
870,300	SCSK Corp.	14,094,683
26,275	SMC Corp.	11,989,562
302,400	Sony Group Corp.	25,050,849
781,100	TechnoPro Holdings, Inc.	21,885,571
416,700	Terumo Corp.	12,384,185
25,300	Tokyo Electron Ltd.	8,586,096
		154,587,558
Netherlands 7.1%
19,322	ASML Holding NV(b)	11,796,461
220,278	Heineken NV	20,400,779
87,138	Koninklijke DSM NV	11,302,084
542,140	Shell PLC	15,866,161
755,391	Universal Music Group NV	17,963,776
		77,329,261
Singapore 1.6%
687,607	DBS Group Holdings Ltd.	17,931,927
Spain 0.5%
902,924	Bankinter SA	5,938,600
Sweden 0.8%
93,623	Autoliv, Inc.	8,276,273
Switzerland 10.1%
206,581	Julius Baer Group Ltd.	11,899,549
14,225	Lonza Group AG	7,483,662
385,802	Novartis AG	34,318,838
102,118	Roche Holding AG	33,354,176
515,340	SIG Group AG*	11,361,184
0	Sonova Holding AG	—
626,248	UBS Group AG	11,555,951
		109,973,360
United Kingdom 20.0%
155,549	AstraZeneca PLC	21,052,105
570,415	BAE Systems PLC	5,649,238
592,417	Bunzl PLC	21,909,366
711,510	Compass Group PLC	16,220,955
202,742	DCC PLC	10,796,496
358,724	Diageo PLC	16,566,595
452,759	Experian PLC	16,019,177
301,898	Fevertree Drinks PLC	4,302,882
24,181,042	Lloyds Banking Group PLC	13,798,008
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
240,519	London Stock Exchange Group PLC	$ 24,084,478
4,784,851	Petershill Partners PLC(a)	10,160,249
832,965	RELX PLC	23,357,126
395,371	Savills PLC	4,540,696
942,803	Smith & Nephew PLC	12,427,270
467,430	Travis Perkins PLC	5,248,165
222,864	Unilever PLC	11,176,668
		217,309,474
United States 8.6%
74,682	Aon PLC Class A	23,022,967
80,405	Ferguson PLC	9,115,592
49,642	ICON PLC*	10,694,872
156,243	Nestle SA	18,596,594
329,687	Schlumberger Ltd.	16,995,365
100,800	Schneider Electric SE	14,885,552
		93,310,942
Total Common Stocks (Cost $1,072,711,693)		1,073,100,819
Number of Shares		Value

Short-Term Investments 5.4%
Investment Companies 5.4%
10,986,102	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(c)	$ 10,986,102
47,286,359	State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(c)(d)	47,286,359
Total Short-Term Investments (Cost $58,272,461)		58,272,461
Total Investments 104.0% (Cost $1,130,984,154)		1,131,373,280
Liabilities Less Other Assets (4.0)%		(43,024,615)
Net Assets 100.0%		$1,088,348,665

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $33,471,574, which represents 3.1% of net assets of the Fund.

(b)	All or a portion of this security is on loan at November 30, 2022. Total value of all such securities at November 30, 2022 amounted to $46,378,636 for the Fund.
(c)	Represents 7-day effective yield as of November 30, 2022.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$88,725,119	8.2%
Professional Services	87,488,288	8.0%
Banks	86,765,782	8.0%
Capital Markets	73,212,077	6.7%
Beverages	60,081,383	5.5%
Trading Companies & Distributors	58,231,539	5.3%
IT Services	57,973,524	5.3%
Oil, Gas & Consumable Fuels	52,414,462	4.8%
Insurance	50,645,817	4.7%
Life Sciences Tools & Services	40,494,867	3.7%
Machinery	39,191,069	3.6%
Health Care Equipment & Supplies	39,061,893	3.6%
Semiconductors & Semiconductor Equipment	34,087,984	3.1%
Food Products	33,181,327	3.0%
Textiles, Apparel & Luxury Goods	30,038,877	2.8%
Containers & Packaging	28,443,211	2.6%
Household Durables	25,050,849	2.3%
Personal Products	24,578,229	2.3%
Software	22,557,721	2.1%
Chemicals	19,827,461	1.8%
Entertainment	17,963,776	1.6%
Energy Equipment & Services	16,995,365	1.6%
Hotels, Restaurants & Leisure	16,220,955	1.5%
Electrical Equipment	14,885,552	1.4%
Auto Components	14,020,135	1.3%
Industrial Conglomerates	10,796,496	1.0%
Construction Materials	8,407,036	0.8%
Electronic Equipment, Instruments & Components	6,574,992	0.6%
Aerospace & Defense	5,649,238	0.5%
Food & Staples Retailing	4,995,099	0.5%
Real Estate Management & Development	4,540,696	0.4%
Short-Term Investments and Other Liabilities—Net	15,247,846	1.4%
	$1,088,348,665	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$14,727,351	$—	$14,727,351
Belgium	—	8,023,068	—	8,023,068
China	—	5,685,001	—	5,685,001
Finland	—	12,201,171	—	12,201,171
France	8,397,982	87,391,740	—	95,789,722
Germany	44,874,054	67,661,262	—	112,535,316
Hong Kong	—	44,387,971	—	44,387,971
Ireland	—	51,741,656	—	51,741,656
Italy	—	8,583,974	—	8,583,974
Japan	—	154,587,558	—	154,587,558
Netherlands	—	77,329,261	—	77,329,261
Singapore	—	17,931,927	—	17,931,927
Spain	—	5,938,600	—	5,938,600
Switzerland	—	109,973,360	—	109,973,360
United Kingdom	—	217,309,474	—	217,309,474
United States	50,713,204	42,597,738	—	93,310,942
Other Common Stocks#	43,044,467	—	—	43,044,467
Total Common Stocks	147,029,707	926,071,112	—	1,073,100,819
Short-Term Investments	—	58,272,461	—	58,272,461
Total Investments	$147,029,707	$984,343,573	$—	$1,131,373,280

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 99.1%
Austria 1.4%
35,922	BAWAG Group AG*(a)	$1,882,054
Canada 2.6%
93,617	Cenovus Energy, Inc.	1,862,042
25,092	Toronto-Dominion Bank	1,670,064
		3,532,106
China 0.7%
105,800	Shenzhou International Group Holdings Ltd.	955,174
Finland 1.1%
146,397	Nordea Bank Abp	1,538,486
France 8.2%
7,387	Air Liquide SA	1,075,481
79,577	Bureau Veritas SA	2,086,960
3,176	Kering SA	1,908,258
12,149	Pernod-Ricard SA(b)	2,410,188
6,309	Teleperformance	1,440,229
38,693	TotalEnergies SE(b)	2,418,316
		11,339,432
Germany 10.1%
9,279	adidas AG	1,196,137
15,788	Beiersdorf AG	1,716,997
35,334	Brenntag SE	2,246,568
12,939	Deutsche Boerse AG	2,377,858
25,844	HelloFresh SE*	640,026
57,434	QIAGEN NV*	2,845,280
25,902	SAP SE ADR	2,871,755
		13,894,621
Hong Kong 4.5%
226,500	AIA Group Ltd.	2,300,018
143,921	Prudential PLC	1,711,938
182,100	Techtronic Industries Co. Ltd.	2,219,828
		6,231,784
Ireland 5.1%
180,796	Bank of Ireland Group PLC	1,499,167
37,062	CRH PLC	1,484,224
19,658	Kerry Group PLC Class A	1,868,636
59,261	Smurfit Kappa Group PLC	2,152,859
		7,004,886
Italy 0.8%
123,377	Nexi SpA*(a)	1,094,448
Japan 14.2%
5,800	Disco Corp.	1,743,234
14,700	Fujitsu Ltd.	1,994,706
47,600	Koito Manufacturing Co. Ltd.	759,888
Number of Shares		Value
Japan – cont'd
97,500	Olympus Corp.	$ 2,014,233
42,700	Otsuka Corp.(b)	1,437,196
111,200	SCSK Corp.	1,800,906
4,000	SMC Corp.	1,825,243
42,600	Sony Group Corp.	3,528,989
57,200	TechnoPro Holdings, Inc.(b)	1,602,682
62,200	Terumo Corp.	1,848,563
3,200	Tokyo Electron Ltd.	1,085,988
		19,641,628
Netherlands 7.0%
2,104	ASML Holding NV(b)	1,284,534
28,222	Heineken NV	2,613,746
11,101	Koninklijke DSM NV	1,439,836
69,334	Shell PLC	2,029,115
99,814	Universal Music Group NV(b)	2,373,653
		9,740,884
Singapore 1.8%
96,072	DBS Group Holdings Ltd.	2,505,437
Spain 0.5%
112,319	Bankinter SA	738,731
Sweden 0.8%
11,912	Autoliv, Inc.	1,053,021
Switzerland 11.0%
29,658	Julius Baer Group Ltd.	1,708,370
1,813	Lonza Group AG	953,805
49,968	Novartis AG	4,444,880
14,966	Roche Holding AG	4,888,253
65,442	SIG Group AG*	1,442,734
92,366	UBS Group AG	1,704,400
		15,142,442
United Kingdom 20.3%
19,832	AstraZeneca PLC	2,684,076
71,374	BAE Systems PLC	706,869
83,062	Bunzl PLC	3,071,883
90,648	Compass Group PLC	2,066,587
25,830	DCC PLC	1,375,509
45,871	Diageo PLC	2,118,415
57,682	Experian PLC	2,040,861
52,368	Fevertree Drinks PLC	746,389
3,578,230	Lloyds Banking Group PLC	2,041,783
30,666	London Stock Exchange Group PLC	3,070,754
551,555	Petershill Partners PLC(a)	1,171,183
108,419	RELX PLC	3,040,171
120,137	Smith & Nephew PLC	1,583,549
79,625	Travis Perkins PLC	894,006
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
28,553	Unilever PLC	$ 1,431,938
		28,043,973
United States 9.0%
9,494	Aon PLC Class A	2,926,810
10,312	Ferguson PLC	1,169,081
6,265	ICON PLC*	1,349,732
20,016	Nestle SA	2,382,375
50,191	Schlumberger Ltd.	2,587,346
13,797	Schneider Electric SE	2,037,460
		12,452,804
Total Common Stocks (Cost $138,733,610)		136,791,911
Number of Shares		Value

Short-Term Investments 5.5%
Investment Companies 5.5%
7,559,262	State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(c)(d) (Cost $7,559,261)	$7,559,262
Total Investments 104.6% (Cost $146,292,871)		144,351,173
Liabilities Less Other Assets (4.6)%		(6,364,837)
Net Assets 100.0%		$137,986,336

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $4,147,685, which represents 3.0% of net assets of the
Fund.

(b)
The security or a portion of this security is on loan at November 30, 2022. Total value of all such securities at
November 30, 2022 amounted to $9,573,560, collateralized by cash collateral of $7,559,262 and non-cash
(U.S. Treasury Securities) collateral of $2,616,742 for the Fund.

(c)	Represents 7-day effective yield as of November 30, 2022.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$12,017,209	8.7%
Banks	11,875,722	8.6%
Professional Services	10,210,903	7.4%
Capital Markets	10,032,565	7.3%
Beverages	7,888,738	5.7%
Trading Companies & Distributors	7,381,538	5.3%
Insurance	6,938,766	5.0%
IT Services	6,327,256	4.6%
Oil, Gas & Consumable Fuels	6,309,473	4.6%
Health Care Equipment & Supplies	5,446,345	3.9%
Life Sciences Tools & Services	5,148,817	3.7%
Food Products	4,251,011	3.1%
Semiconductors & Semiconductor Equipment	4,113,756	3.0%
Textiles, Apparel & Luxury Goods	4,059,569	2.9%
Machinery	4,045,071	2.9%
Containers & Packaging	3,595,593	2.6%
Household Durables	3,528,989	2.6%
Personal Products	3,148,935	2.3%
Software	2,871,755	2.1%
Energy Equipment & Services	2,587,346	1.9%
Chemicals	2,515,317	1.8%
Entertainment	2,373,653	1.7%
Hotels, Restaurants & Leisure	2,066,587	1.5%
Electrical Equipment	2,037,460	1.5%
Auto Components	1,812,909	1.3%
Construction Materials	1,484,224	1.1%
Industrial Conglomerates	1,375,509	1.0%
Aerospace & Defense	706,869	0.5%
Food & Staples Retailing	640,026	0.5%
Short-Term Investments and Other Liabilities—Net	1,194,425	0.9%
	$137,986,336	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Austria	$—	$1,882,054	$—	$1,882,054
China	—	955,174	—	955,174
Finland	—	1,538,486	—	1,538,486
France	—	11,339,432	—	11,339,432
Germany	5,717,035	8,177,586	—	13,894,621
Hong Kong	—	6,231,784	—	6,231,784
Ireland	—	7,004,886	—	7,004,886
Italy	—	1,094,448	—	1,094,448
Japan	—	19,641,628	—	19,641,628
Netherlands	—	9,740,884	—	9,740,884
Singapore	—	2,505,437	—	2,505,437
Spain	—	738,731	—	738,731
Switzerland	—	15,142,442	—	15,142,442
United Kingdom	—	28,043,973	—	28,043,973
United States	6,863,888	5,588,916	—	12,452,804
Other Common Stocks#	4,585,127	—	—	4,585,127
Total Common Stocks	17,166,050	119,625,861	—	136,791,911
Short-Term Investments	—	7,559,262	—	7,559,262
Total Investments	$17,166,050	$127,185,123	$—	$144,351,173

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 94.8%
Australia 4.2%
1,545	ARB Corp. Ltd.(a)	$ 30,222
2,277	Corporate Travel Management Ltd.	26,073
8,497	Hansen Technologies Ltd.	30,146
13,362	Steadfast Group Ltd.	48,466
		134,907
Belgium 1.2%
908	Shurgard Self Storage SA	39,635
Bermuda 1.1%
965	Bank of NT Butterfield & Son Ltd.	33,582
Brazil 0.6%
1,582	ERO Copper Corp.*(a)	20,029
Canada 2.6%
399	Colliers International Group, Inc.	37,677
316	Descartes Systems Group, Inc.*	21,939
1,878	Softchoice Corp.(a)	21,724
		81,340
Denmark 1.6%
208	Chemometec A/S*	25,065
365	Schouw & Co. A/S	26,387
		51,452
Finland 1.2%
2,565	Kemira OYJ	37,193
France 9.5%
764	Chargeurs SA(a)	10,228
1,374	Coface SA	16,820
1,720	Exclusive Networks SA	29,926
786	Interparfums SA	44,356
1,136	Lectra	40,218
1,797	Lhyfe SAS*	16,456
1,408	Lumibird*	24,871
1,276	Rubis SCA	32,443
268	Sopra Steria Group	40,670
1,135	Tikehau Capital SCA	29,381
65	Virbac SA	16,556
		301,925
Germany 3.1%
368	Dermapharm Holding SE	16,125
1,071	Jenoptik AG	29,968
279	Nexus AG	17,497
539	Stabilus SE	34,617
		98,207
Ireland 1.0%
8,400	Uniphar PLC	31,162
Number of Shares		Value
Italy 3.3%
4,328	BFF Bank SpA(b)	$ 33,892
1,174	Carel Industries SpA(b)	29,230
4,767	GVS SpA*(b)	16,750
2,004	Intercos SpA*	25,900
		105,772
Japan 29.5%
1,550	Aeon Delight Co. Ltd.	33,058
1,600	Amano Corp.	29,045
900	Ariake Japan Co. Ltd.	30,212
700	As One Corp.(a)	31,521
1,100	Azbil Corp.(a)	33,851
1,100	CKD Corp.	16,609
1,500	Idec Corp.	36,106
1,700	Konishi Co. Ltd.	21,465
900	Nagaileben Co. Ltd.(a)	13,222
1,500	Nakanishi, Inc.	31,447
1,800	Nichias Corp.	31,946
4,100	Nihon Parkerizing Co. Ltd.	29,820
1,600	Nippon Kanzai Co. Ltd.	29,657
2,000	Nohmi Bosai Ltd.	23,260
1,200	NS Solutions Corp.	30,239
8,000	Prestige International, Inc.	41,921
1,700	Relo Group, Inc.	28,334
700	Riken Keiki Co. Ltd.	25,844
1,300	Roland Corp.*	38,617
2,200	Shinnihonseiyaku Co. Ltd.*(a)	22,040
1,100	SHO-BOND Holdings Co. Ltd.	48,703
1,200	Shoei Co. Ltd.	48,831
2,000	Simplex Holdings, Inc.*(a)	34,534
3,700	Sun Frontier Fudousan Co. Ltd.	31,697
1,800	T Hasegawa Co. Ltd.(a)	40,677
4,600	Tanseisha Co. Ltd.	26,843
1,500	TechnoPro Holdings, Inc.	42,028
1,300	TKC Corp.	35,518
3,400	YAMABIKO Corp.	28,211
2,000	Yellow Hat Ltd.	25,192
		940,448
Korea 2.0%
461	Dentium Co. Ltd.	31,262
468	Innocean Worldwide, Inc.	15,576
1,775	NICE Information Service Co. Ltd.	17,448
		64,286
Netherlands 1.5%
1,036	Corbion NV	31,935
1,016	Fugro NV*	16,080
		48,015
Norway 3.1%
7,754	Aker Horizons ASA	9,932
6,758	Aker Solutions ASA	24,378
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Norway – cont'd
2,552	Borregaard ASA	$ 40,657
8,992	Elopak ASA	23,006
		97,973
Singapore 1.0%
4,500	Haw Par Corp. Ltd.	30,824
Spain 2.7%
4,462	Applus Services SA	29,778
752	Befesa SA(b)	32,131
24,469	Unicaja Banco SA(b)	25,298
		87,207
Sweden 4.9%
908	Biotage AB	15,910
739	Cellavision AB	15,600
14,997	Cloetta AB B Shares	29,959
4,979	Dustin Group AB(b)	22,184
3,536	Sweco AB Class B	34,602
1,024	Thule Group AB(a)(b)	24,272
782	Xvivo Perfusion AB	14,257
		156,784
Switzerland 9.3%
88	Belimo Holding AG	40,698
148	Bossard Holding AG Class A	32,561
52	Burckhardt Compression Holding AG	28,368
28	Inficon Holding AG	24,394
9	Interroll Holding AG	21,029
130	Kardex Holding AG	21,549
135	Komax Holding AG	36,253
160	Medacta Group SA(b)	17,242
150	Medartis Holding AG*(b)	14,340
51	Tecan Group AG	21,488
471	VZ Holding AG	37,635
		295,557
Taiwan 0.5%
4,000	Bioteque Corp.	14,979
Number of Shares		Value
United Arab Emirates 0.4%
3,498	Network International Holdings PLC*(b)	$14,183
United Kingdom 10.5%
10,241	Biffa PLC(b)	50,434
2,399	Big Yellow Group PLC	31,783
52,178	Coats Group PLC	42,237
1,381	Diploma PLC	47,230
1,189	Future PLC	20,352
367	Games Workshop Group PLC	32,892
2,360	GB Group PLC	9,263
437	Genus PLC	15,516
6,225	OSB Group PLC	35,837
6,223	Restore PLC	24,120
1,161	Victrex PLC	25,057
		334,721
Total Common Stocks (Cost $3,265,937)		3,020,181

Short-Term Investments 5.4%
Investment Companies 5.4%
89,789	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(c)	89,789
80,558	State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(c)(d)	80,558
Total Short-Term Investments (Cost $170,347)		170,347
Total Investments 100.2% (Cost $3,436,284)		3,190,528
Liabilities Less Other Assets (0.2)%		(5,171)
Net Assets 100.0%		$3,185,357

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2022. Total value of all such securities at
November 30, 2022 amounted to $203,900, collateralized by cash collateral of $80,558 and non-cash
(U.S. Treasury Securities) collateral of $131,690 for the Fund.

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2022 amounted to $279,956, which represents 8.8% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of November 30, 2022.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Electronic Equipment, Instruments & Components	$242,187	7.6%
Chemicals	226,804	7.1%
Commercial Services & Supplies	221,253	6.9%
Machinery	203,386	6.4%
IT Services	185,070	5.8%
Health Care Equipment & Supplies	152,349	4.8%
Real Estate Management & Development	137,343	4.3%
Professional Services	116,097	3.6%
Software	101,566	3.2%
Construction & Engineering	99,385	3.1%
Leisure Products	95,781	3.0%
Personal Products	92,296	2.9%
Food Products	86,558	2.7%
Trading Companies & Distributors	79,791	2.5%
Auto Components	79,053	2.5%
Building Products	72,644	2.3%
Capital Markets	67,016	2.1%
Insurance	65,286	2.1%
Pharmaceuticals	63,505	2.0%
Health Care Providers & Services	62,683	2.0%
Life Sciences Tools & Services	62,463	2.0%
Banks	58,880	1.9%
Textiles, Apparel & Luxury Goods	52,465	1.6%
Electrical Equipment	36,106	1.1%
Media	35,928	1.1%
Thrifts & Mortgage Finance	35,837	1.1%
Diversified Financial Services	33,892	1.1%
Gas Utilities	32,443	1.0%
Equity Real Estate Investment Trusts	31,783	1.0%
Hotels, Restaurants & Leisure	26,073	0.8%
Specialty Retail	25,192	0.8%
Energy Equipment & Services	24,378	0.8%
Containers & Packaging	23,006	0.7%
Internet & Direct Marketing Retail	22,184	0.7%
Metals & Mining	20,029	0.6%
Health Care Technology	17,497	0.6%
Oil, Gas & Consumable Fuels	16,456	0.5%
Biotechnology	15,516	0.5%
Short-Term Investments and Other Liabilities—Net	165,176	5.2%
	$3,185,357	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$134,907	$—	$134,907
Belgium	—	39,635	—	39,635
Denmark	—	51,452	—	51,452
Finland	—	37,193	—	37,193
France	46,382	255,543	—	301,925
Germany	—	98,207	—	98,207
Italy	25,900	79,872	—	105,772
Japan	—	940,448	—	940,448
Korea	—	64,286	—	64,286
Netherlands	—	48,015	—	48,015
Norway	—	97,973	—	97,973
Singapore	—	30,824	—	30,824
Spain	—	87,207	—	87,207
Sweden	—	156,784	—	156,784
Switzerland	—	295,557	—	295,557
Taiwan	—	14,979	—	14,979
United Kingdom	—	334,721	—	334,721
Other Common Stocks#	180,296	—	—	180,296
Total Common Stocks	252,578	2,767,603	—	3,020,181
Short-Term Investments	—	170,347	—	170,347
Total Investments	$252,578	$2,937,950	$—	$3,190,528

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 93.3%
Aerospace & Defense 0.9%
160,152	Mercury Systems, Inc.*	$ 8,138,925
177,662	Spirit AeroSystems Holdings, Inc. Class A	4,656,521
		12,795,446
Banks 5.7%
557,061	BankUnited, Inc.	20,455,280
277,967	Comerica, Inc.	19,941,352
1,446,860	Huntington Bancshares, Inc.	22,397,393
322,118	Texas Capital Bancshares, Inc.*	19,323,859
		82,117,884
Building Products 1.8%
1,552,623	Resideo Technologies, Inc.*	25,152,493
Commercial Services & Supplies 4.4%
138,959	Clean Harbors, Inc.*	16,675,080
1,197,847	Harsco Corp.*	8,959,895
1,213,163	KAR Auction Services, Inc.*	16,668,860
391,097	Stericycle, Inc.*	20,387,887
		62,691,722
Communications Equipment 6.7%
707,835	Ciena Corp.*	31,824,262
779,664	EMCORE Corp.*	1,107,123
990,029	Infinera Corp.*	6,682,696
424,839	Radware Ltd.*	8,764,429
5,879,065	Ribbon Communications, Inc.*(a)	14,874,034
678,039	Viasat, Inc.*	23,114,349
897,139	Viavi Solutions, Inc.*	10,164,585
		96,531,478
Construction & Engineering 1.2%
37,527	Arcosa, Inc.	2,292,900
43,296	Valmont Industries, Inc.	14,662,623
		16,955,523
Consumer Finance 0.4%
129,053	Bread Financial Holdings, Inc.	5,295,045
Containers & Packaging 4.6%
172,024	Avery Dennison Corp.	33,257,400
399,830	Crown Holdings, Inc.	32,870,024
		66,127,424
Electrical Equipment 1.6%
2,352,293	Babcock & Wilcox Enterprises, Inc.*	10,726,456
555,017	Bloom Energy Corp. Class A*	11,816,312
		22,542,768
Number of Shares		Value
Electronic Equipment, Instruments & Components 3.6%
155,074	Coherent Corp.*	$ 5,686,564
1,126,673	Innoviz Technologies Ltd.*	6,050,234
263,068	Itron, Inc.*	13,989,956
343,590	nLight, Inc.*	3,731,387
103,778	OSI Systems, Inc.*	9,182,278
32,172	Teledyne Technologies, Inc.*	13,515,457
		52,155,876
Energy Equipment & Services 2.9%
297,406	Dril-Quip, Inc.*	7,000,937
949,711	Oil States International, Inc.*	6,410,549
310,955	Patterson-UTI Energy, Inc.	5,581,642
1,292,697	TechnipFMC PLC*	16,029,443
1,652,532	TETRA Technologies, Inc.*	6,296,147
		41,318,718
Entertainment 1.2%
2,457,594	Lions Gate Entertainment Corp. Class B*	17,498,069
Equity Real Estate Investment Trusts 1.2%
449,188	Chatham Lodging Trust*	6,005,643
442,332	RLJ Lodging Trust	5,361,064
505,796	Sunstone Hotel Investors, Inc.	5,558,698
		16,925,405
Food Products 1.8%
367,313	Hain Celestial Group, Inc.*	6,883,446
395,608	TreeHouse Foods, Inc.*	19,554,903
		26,438,349
Health Care Equipment & Supplies 4.6%
1,953,584	Accuray, Inc.*	4,004,847
207,493	AtriCure, Inc.*	9,453,381
327,302	Avanos Medical, Inc.*	8,804,424
297,906	Cardiovascular Systems, Inc.*	4,173,663
524,977	CytoSorbents Corp.*	734,968
280,442	Haemonetics Corp.*	23,924,507
1,228,096	OraSure Technologies, Inc.*	6,189,604
388,013	Varex Imaging Corp.*	8,241,396
		65,526,790
Health Care Providers & Services 4.7%
393,832	Acadia Healthcare Co., Inc.*	35,074,678
71,624	Molina Healthcare, Inc.*	24,120,815
286,710	Patterson Cos., Inc.	8,154,032
		67,349,525
Hotels, Restaurants & Leisure 3.2%
1,473,318	International Game Technology PLC	36,155,224
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure – cont'd
178,555	SeaWorld Entertainment, Inc.*	$ 10,188,348
		46,343,572
Household Durables 1.1%
493,247	Tempur Sealy International, Inc.	15,670,457
Independent Power and Renewable Electricity Producers 4.0%
394,615	Ormat Technologies, Inc.	35,685,035
882,873	Vistra Corp.	21,480,300
		57,165,335
IT Services 3.8%
4,733,110	Conduent, Inc.*	19,121,764
1,313,603	Kyndryl Holdings, Inc.*	15,382,291
2,103,182	Unisys Corp.*	9,043,683
115,491	Wix.com Ltd.*	10,450,781
		53,998,519
Life Sciences Tools & Services 1.4%
78,566	Charles River Laboratories International, Inc.*	17,957,831
1,439,190	Standard BioTools, Inc.*	2,000,474
		19,958,305
Machinery 0.8%
381,966	Enerpac Tool Group Corp.	9,564,428
1,215,298	Markforged Holding Corp.*	1,385,440
115,661	Twin Disc, Inc.*	1,234,103
		12,183,971
Media 2.7%
1,408,239	Criteo SA ADR*	38,106,947
Metals & Mining 1.6%
1,476,833	Cleveland-Cliffs, Inc.*	22,861,375
Oil, Gas & Consumable Fuels 3.5%
692,670	CNX Resources Corp.*	12,031,678
548,043	Devon Energy Corp.	37,551,906
		49,583,584
Pharmaceuticals 0.2%
1,306,738	Amneal Pharmaceuticals, Inc.*	3,345,249
Professional Services 3.0%
841,777	KBR, Inc.	43,494,618
Semiconductors & Semiconductor Equipment 8.4%
199,038	CEVA, Inc.*	5,407,862
38,828	Entegris, Inc.	3,001,016
503,949	MACOM Technology Solutions Holdings, Inc.*	34,616,257
1,335,061	Rambus, Inc.*	51,239,641
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
1,296,753	Veeco Instruments, Inc.*	$ 25,779,450
		120,044,226
Software 6.5%
1,280,703	Adeia, Inc.	14,151,768
532,321	Box, Inc. Class A*	14,612,212
236,647	Cerence, Inc.*	4,853,630
1,682,235	Cognyte Software Ltd.*	4,962,593
228,665	New Relic, Inc.*	12,866,980
579,015	OneSpan, Inc.*	7,278,219
243,718	Varonis Systems, Inc.*	5,176,570
454,767	Verint Systems, Inc.*	17,885,986
1,025,171	Xperi, Inc.*	10,979,581
		92,767,539
Specialty Retail 2.3%
361,068	Caleres, Inc.	8,723,403
1,048,137	Chico's FAS, Inc.*	6,152,564
160,775	Children's Place, Inc.*	5,707,513
264,416	ODP Corp.*	12,726,342
		33,309,822
Technology Hardware, Storage & Peripherals 1.7%
7,453,714	Quantum Corp.*(b)	9,466,217
1,088,883	Stratasys Ltd.*	15,277,028
		24,743,245
Trading Companies & Distributors 1.8%
418,058	AerCap Holdings NV*	25,668,761
Total Common Stocks (Cost $1,220,352,194)		1,336,668,040
Principal Amount
Convertible Bonds 1.4%
Communications Equipment 1.4%
$9,304,000	Infinera Corp., 2.50%, due 3/1/2027	10,222,332
7,500,000	Infinera Corp., 3.75%, due 8/1/2028(c)	9,238,992
		19,461,324
Software 0.0%
3,150,000	Ion Geophysical, 8.00%, due 12/15/2025(d)(e)(f)	0
Total Convertible Bonds (Cost $19,296,287)		19,461,324
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Short-Term Investments 5.4%
Investment Companies 5.4%
77,994,673	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(g) (Cost $77,994,673)	$77,994,673
Total Investments 100.1% (Cost $1,317,643,154)		1,434,124,037
Liabilities Less Other Assets (0.1)%		(2,052,306)
Net Assets 100.0%		$1,432,071,731

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)	Affiliated company (see Note § below).
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2022, these securities amounted to $9,238,992, which represents 0.6% of net assets of the Fund.

(d)	Defaulted security.
(e)	Value determined using significant unobservable inputs.
(f)
Security fair valued as of November 30, 2022 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2022 amounted to $0, which represents 0.0%
of net assets of the Fund.

(g)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$1,336,668,040	$—	$—	$1,336,668,040
Convertible Bonds#	—	19,461,324	—	19,461,324
Short-Term Investments	—	77,994,673	—	77,994,673
Total Investments	$1,336,668,040	$97,455,997	$—	$1,434,124,037

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2022
Investments in Securities:
Convertible Bonds(1)	$—	$20	$—	$(2,492)	$—	$—	$2,472	$—	$—	$(2,492)
Total	$—	$20	$—	$(2,492)	$—	$—	$2,472	$—	$—	$(2,492)
(1) These investments were valued in accordance with procedures approved by the Valuation Designee.
These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

§   Investments in Affiliates(a):
	Value at August 31, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at November 30, 2022	Value at November 30, 2022
Intrinsic Value
Quantum Corp.	$11,702,331	$—	$180,000	$(2,236,114)	$—	$—	7,453,714	$9,466,217
Sub-total for affiliates held as of 11/30/22(b)	$11,702,331	$—	$180,000	$(2,236,114)	$—	$—		$9,466,217

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At November 30, 2022, these securities amounted to 0.66% of net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 97.3%
Beverages 1.5%
615,763	Keurig Dr Pepper, Inc.	$23,811,554
Biotechnology 1.5%
147,608	AbbVie, Inc.	23,791,457
Capital Markets 6.0%
296,588	Brookfield Asset Management, Inc. Class A	13,984,124
215,701	CME Group, Inc.	38,071,227
125,645	S&P Global, Inc.	44,327,556
		96,382,907
Commercial Services & Supplies 1.9%
179,012	Waste Management, Inc.	30,023,893
Computers 0.1%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	999,999
Containers & Packaging 0.8%
70,432	Avery Dennison Corp.	13,616,619
Electric Utilities 2.2%
424,811	NextEra Energy, Inc.	35,981,492
Electronic Equipment, Instruments & Components 3.5%
190,507	CDW Corp.	35,937,241
158,859	TE Connectivity Ltd.	20,035,297
		55,972,538
Entertainment 2.6%
203,643	Activision Blizzard, Inc.	15,059,400
53,431	Netflix, Inc.*	16,324,773
106,269	Walt Disney Co.*	10,400,547
		41,784,720
Equity Real Estate Investment Trusts 1.4%
74,281	SBA Communications Corp.	22,232,303
Food & Staples Retailing 3.2%
64,766	Costco Wholesale Corp.	34,925,065
105,769	Walmart, Inc.	16,121,311
		51,046,376
Health Care Equipment & Supplies 1.2%
415,455	Boston Scientific Corp.*	18,807,648
Health Care Providers & Services 3.4%
100,199	UnitedHealth Group, Inc.	54,885,004
Hotels, Restaurants & Leisure 2.2%
100,060	McDonald's Corp.	27,295,368
519,355	Sweetgreen, Inc. Class A*(c)	7,442,357
		34,737,725
Number of Shares		Value
Interactive Media & Services 7.3%
861,705	Alphabet, Inc. Class A*	$ 87,023,588
257,175	Meta Platforms, Inc. Class A*	30,372,367
		117,395,955
Internet & Direct Marketing Retail 11.1%
753,483	Amazon.com, Inc.*	72,741,249
218,139	Chewy, Inc. Class A*(c)	9,408,335
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	97,335,525
		179,485,109
IT Services 5.5%
75,032	Fidelity National Information Services, Inc.	5,445,822
106,217	MasterCard, Inc. Class A	37,855,739
137,155	Okta, Inc.*	7,313,105
174,993	Visa, Inc. Class A	37,973,481
		88,588,147
Life Sciences Tools & Services 2.1%
60,807	Thermo Fisher Scientific, Inc.	34,065,297
Oil, Gas & Consumable Fuels 0.2%
329	Venture Global LNG, Inc.*#(a)(b)	3,245,256
Pharmaceuticals 1.5%
138,809	Johnson & Johnson	24,708,002
Professional Services 1.8%
146,356	Equifax, Inc.	28,886,284
Road & Rail 2.0%
146,180	Uber Technologies, Inc.*	4,259,685
132,216	Union Pacific Corp.	28,747,725
		33,007,410
Semiconductors & Semiconductor Equipment 2.1%
131,388	Analog Devices, Inc.	22,586,911
64,044	NVIDIA Corp.	10,838,166
		33,425,077
Software 19.0%
87,099	Adobe, Inc.*	30,043,058
63,020	Atlassian Corp. Class A Class A*	8,290,281
138,923	DoubleVerify Holdings, Inc.*	3,639,782
106,995	Grammarly, Inc. Class A*#(a)(b)	2,243,632
27,383	Intuit, Inc.	11,161,037
533,794	Microsoft Corp.	136,192,201
740,867	Paycor HCM, Inc.*	21,425,874
239,835	salesforce, Inc.*	38,433,559
87,327	ServiceNow, Inc.*	36,354,230
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
108,963	Workday, Inc. Class A*	$ 18,294,888
		306,078,542
Specialty Retail 4.2%
89,490	Home Depot, Inc.	28,993,865
476,037	TJX Cos., Inc.	38,106,762
		67,100,627
Technology Hardware, Storage & Peripherals 7.0%
767,147	Apple, Inc.	113,560,770
Textiles, Apparel & Luxury Goods 2.0%
294,091	NIKE, Inc. Class B	32,258,842

Total Common Stocks (Cost $1,078,497,301)		1,565,879,553
Preferred Stocks 1.2%
Entertainment 0.0%(d)
8,256	A24 Films LLC*#(a)(b)(e)	940,028
Internet & Direct Marketing Retail 0.5%
7,000	Fabletics LLC, Ser. G*#(a)(b)	7,000,000
20,788	Savage X, Inc., Ser. C*#(a)(b)	1,000,028
		8,000,028
IT Services 0.4%
287,787	Druva, Inc., Ser. 4*#(a)(b)	2,697,370
461,441	Druva, Inc., Ser. 5*#(a)(b)	4,324,994
		7,022,364
Software 0.3%
33,179	Grammarly, Inc., Ser. 3*#(a)(b)	869,685
90,310	Signifyd, Inc., Ser. Seed*#(a)(b)	1,349,231
39,343	Signifyd, Inc., Ser. A*#(a)(b)	588,571
82,373	Videoamp, Inc., Ser. F1*#(a)(b)	1,430,012
		4,237,499
Total Preferred Stocks (Cost $20,934,539)		20,199,919
Number of Units		Value
Master Limited Partnerships and Limited Partnerships 1.2%
Oil, Gas & Consumable Fuels 1.2%
783,626	Enterprise Products Partners L.P. (Cost $19,366,775)	$19,441,761
Number of Shares
Warrants 0.0%(d)
Food Products 0.0%(d)
142,005	Whole Earth Brands, Inc. Expires 6/25/2025* (Cost $204,203)	32,207
Short-Term Investments 0.9%
Investment Companies 0.9%
2,906,354	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(f)	2,906,354
11,361,898	State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(f)(g)	11,361,898
Total Short-Term Investments (Cost $14,268,252)		14,268,252
Total Investments 100.6% (Cost $1,133,271,070)		1,619,821,692
Liabilities Less Other Assets (0.6)%		(10,127,976)
Net Assets 100.0%		$1,609,693,716

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of November 30, 2022 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2022 amounted to $124,024,331, which represents 7.6% of net assets of the Fund.

(c)	All or a portion of this security is on loan at November 30, 2022. Total value of all such securities at November 30, 2022 amounted to $11,827,695 for the Fund.
(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Security represented in Units.
(f)	Represents 7-day effective yield as of November 30, 2022.
(g)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)  (cont’d)
#   These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At November 30, 2022, these securities amounted to $124,024,331, which represents 7.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2022	Fair Value Percentage of Net Assets as of 11/30/2022
A24 Films LLC (Preferred Units)	2/25/2022	$940,028	$940,028	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	999,999	0.1%
Druva, Inc. (Ser. 4 Preferred Shares)	6/14/2019	1,500,003	2,697,370	0.1%
Druva, Inc. (Ser. 5 Preferred Shares)	4/1/2021	4,325,000	4,324,994	0.3%
Fabletics LLC (Ser. G Preferred Shares)	1/10/2022	7,000,000	7,000,000	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020 - 4/29/2021	23,018,871	97,335,525	6.0%
Grammarly, Inc. Class A	12/23/2021 - 1/24/2022	2,804,542	2,243,632	0.1%
Grammarly, Inc. (Ser. 3 Preferred Shares)	12/23/2021 - 1/24/2022	869,685	869,685	0.1%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	1,000,028	1,000,028	0.1%
Signifyd, Inc. (Ser. Seed Preferred Shares)	5/27/2021	2,786,053	1,349,231	0.1%
Signifyd, Inc. (Ser. A Preferred Shares)	5/27/2021	1,213,732	588,571	0.0%
Venture Global LNG, Inc.	11/21/2018	2,303,000	3,245,256	0.2%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	1,300,011	1,430,012	0.1%
Total		$50,060,952	$124,024,331	7.6%
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$999,999	$999,999
Internet & Direct Marketing Retail	82,149,584	—	97,335,525	179,485,109
Oil, Gas & Consumable Fuels	—	—	3,245,256	3,245,256
Software	303,834,910	—	2,243,632	306,078,542
Other Common Stocks#	1,076,070,647	—	—	1,076,070,647
Total Common Stocks	1,462,055,141	—	103,824,412	1,565,879,553
Preferred Stocks#	—	—	20,199,919	20,199,919
Master Limited Partnerships and Limited Partnerships#	19,441,761	—	—	19,441,761
Warrants#	32,207	—	—	32,207
Short-Term Investments	—	14,268,252	—	14,268,252
Total Investments	$1,481,529,109	$14,268,252	$124,024,331	$1,619,821,692

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2022
Investments in Securities:
Common Stocks(1)	$94,532	$—	$—	$9,292	$—	$—	$—	$—	$103,824	$9,292
Preferred Stocks(1)	19,951	—	—	249	—	—	—	—	20,200	249
Total	$114,483	$—	$—	$9,541	$—	$—	$—	$—	$124,024	$9,541

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$98,335,524	Market Approach	Transaction Price	$11.00 - $76.17	$75.51	Increase
Common Stocks	3,245,256	Market Approach	Enterprise value/ EBITDA multiple(c) (EV/EBITDA)	11.0x	11.0x	Increase
Common Stocks	2,243,632	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	11.0x	11.0x	Increase
			Liquidation Preference Discount	20.0%	20.0%	Decrease
			Discount Rate	1.5%	1.5%	Decrease
Preferred Stocks	8,869,712	Market Approach	Transaction Price	$26.21 - $1,000.00	$797.20	Increase
Preferred Stocks	10,390,179	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	0.8x - 8x	6.5x	Increase
			Expected Volatility	70.0%	70.0%	Decrease
			Option Term (Years)	2.5	2.5	Decrease
			Discount Rate	0.3%	0.3%	Decrease
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund†^ (Unaudited)  (cont’d)
(1)Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Units	$940,028	Market Approach	Transaction Price	$113.86	$113.86	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

†   Formerly Guardian Fund through September 30, 2022.
^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 95.0%
Aerospace & Defense 3.4%
477,308	Lockheed Martin Corp.	$ 231,585,068
2,109,987	Raytheon Technologies Corp.	208,297,917
		439,882,985
Airlines 1.7%
3,181,259	Delta Air Lines, Inc.*	112,521,131
2,274,982	United Airlines Holdings, Inc.*	100,485,955
		213,007,086
Banks 15.0%
11,793,837	Bank of America Corp.	446,396,730
1,484,924	Citigroup, Inc.	71,885,171
1,310,288	Citizens Financial Group, Inc.	55,530,005
4,431,313	Fifth Third Bancorp	161,122,541
3,195,108	JPMorgan Chase & Co.	441,500,023
512,342	M&T Bank Corp.	87,108,387
1,934,031	PNC Financial Services Group, Inc.	325,420,056
5,528,574	Regions Financial Corp.	128,318,203
4,349,516	Truist Financial Corp.	203,600,844
		1,920,881,960
Beverages 3.4%
1,150,411	Constellation Brands, Inc. Class A	296,058,271
3,677,968	Keurig Dr Pepper, Inc.	142,227,022
		438,285,293
Biotechnology 0.5%
224,922	Biogen, Inc.*	68,639,447
Building Products 1.0%
1,955,868	Johnson Controls Int'l PLC	129,947,870
Capital Markets 3.4%
362,925	CME Group, Inc.	64,056,262
320,821	Goldman Sachs Group, Inc.	123,885,029
2,117,241	Morgan Stanley	197,051,620
629,985	State Street Corp.	50,190,905
		435,183,816
Chemicals 2.5%
305,369	Air Products & Chemicals, Inc.	94,713,249
4,431,313	Mosaic Co.	227,326,357
		322,039,606
Diversified Financial Services 2.0%
823,668	Berkshire Hathaway, Inc. Class B*	262,420,625
Number of Shares		Value
Electric Utilities 5.3%
1,521,420	American Electric Power Co., Inc.	$ 147,273,456
1,849,111	Duke Energy Corp.	184,781,662
2,116,157	Exelon Corp.	87,545,415
3,042,100	NextEra Energy, Inc.	257,665,870
		677,266,403
Electrical Equipment 1.2%
1,639,785	Emerson Electric Co.	157,042,209
Food & Staples Retailing 1.1%
913,607	Walmart, Inc.	139,251,979
Food Products 1.2%
2,317,477	Mondelez International, Inc. Class A	156,684,620
Health Care Equipment & Supplies 1.4%
1,517,127	Zimmer Biomet Holdings, Inc.	182,206,953
Health Care Providers & Services 3.1%
339,697	Elevance Health, Inc.	181,031,325
388,479	Humana, Inc.	213,624,602
		394,655,927
Hotels, Restaurants & Leisure 1.1%
2,485,215	Yum China Holdings, Inc.	136,985,051
Household Products 1.9%
1,656,588	Procter & Gamble Co.	247,096,666
Industrial Conglomerates 3.2%
588,832	3M Co.	74,175,167
2,404,233	General Electric Co.	206,691,911
582,645	Honeywell International, Inc.	127,919,710
		408,786,788
Insurance 1.7%
269,566	Aon PLC Class A	83,101,806
1,720,545	MetLife, Inc.	131,965,802
		215,067,608
Life Sciences Tools & Services 1.9%
485,821	Danaher Corp.	132,828,319
191,131	Thermo Fisher Scientific, Inc.	107,075,409
		239,903,728
Machinery 5.9%
750,310	Caterpillar, Inc.	177,380,787
1,236,575	Cummins, Inc.	310,578,177
875,774	Parker-Hannifin Corp.	261,803,880
		749,762,844
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Metals & Mining 10.0%
1,090,636	Alcoa Corp.	$ 54,673,583
3,069,563	Barrick Gold Corp.	50,095,268
551,629	Franco-Nevada Corp.	80,604,029
8,492,208	Freeport-McMoRan, Inc.	337,989,878
6,687,127	Newmont Corp.	317,437,919
605,328	Nucor Corp.	90,768,934
3,798,998	Rio Tinto PLC ADR	260,763,223
2,192,462	Wheaton Precious Metals Corp.	85,571,792
		1,277,904,626
Multi-Utilities 3.0%
1,437,477	DTE Energy Co.	166,761,707
1,273,718	Sempra Energy	211,679,194
		378,440,901
Oil, Gas & Consumable Fuels 9.1%
2,123,237	Chevron Corp.	389,210,574
1,152,631	ConocoPhillips	142,361,455
5,040,754	Exxon Mobil Corp.	561,237,550
644,381	Phillips 66	69,876,676
		1,162,686,255
Personal Products 0.5%
271,446	Estee Lauder Cos., Inc. Class A	64,004,252
Pharmaceuticals 8.3%
2,232,846	Bristol-Myers Squibb Co.	179,252,877
1,267,891	Johnson & Johnson	225,684,598
Number of Shares		Value
Pharmaceuticals – cont'd
3,278,533	Merck & Co., Inc.	$ 361,032,054
5,838,883	Pfizer, Inc.	292,703,205
		1,058,672,734
Semiconductors & Semiconductor Equipment 0.6%
753,562	Applied Materials, Inc.	82,590,395
Tobacco 1.0%
1,317,631	Philip Morris International, Inc.	131,328,282
Wireless Telecommunication Services 0.6%
538,649	T-Mobile U.S., Inc.*	81,583,778
Total Common Stocks (Cost $10,609,125,114)		12,172,210,687
Short-Term Investments 4.5%
Investment Companies 4.5%
583,241,337	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(a) (Cost $583,241,337)	583,241,337
Total Investments 99.5% (Cost $11,192,366,451)		12,755,452,024
Other Assets Less Liabilities 0.5%		61,140,186
Net Assets 100.0%		$12,816,592,210

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$12,172,210,687	$—	$—	$12,172,210,687
Short-Term Investments	—	583,241,337	—	583,241,337
Total Investments	$12,172,210,687	$583,241,337	$—	$12,755,452,024

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 95.3%
Aerospace & Defense 3.5%
152,700	Axon Enterprise, Inc.*	$ 28,101,381
170,000	HEICO Corp.	27,592,700
		55,694,081
Auto Components 1.4%
198,800	Aptiv PLC*	21,205,996
Banks 3.3%
146,983	First Republic Bank	18,756,501
244,000	Pinnacle Financial Partners, Inc.	20,469,160
57,500	SVB Financial Group*	13,327,350
		52,553,011
Biotechnology 3.7%
42,589	Alnylam Pharmaceuticals, Inc.*	9,394,707
27,000	Argenx SE ADR*	10,745,190
205,409	Horizon Therapeutics PLC*	20,600,469
139,000	Seagen, Inc.*	16,873,210
		57,613,576
Capital Markets 0.6%
325,000	Carlyle Group, Inc.	10,130,250
Commercial Services & Supplies 4.7%
83,837	Cintas Corp.	38,714,250
244,000	Waste Connections, Inc.	35,258,000
		73,972,250
Communications Equipment 2.2%
191,935	Arista Networks, Inc.*	26,736,546
242,972	Juniper Networks, Inc.	8,076,389
		34,812,935
Distributors 1.2%
337,000	LKQ Corp.	18,309,210
Electrical Equipment 2.0%
217,000	AMETEK, Inc.	30,905,140
Electronic Equipment, Instruments & Components 1.8%
68,000	Teledyne Technologies, Inc.*	28,566,800
Food & Staples Retailing 2.0%
409,267	BJ's Wholesale Club Holdings, Inc.*	30,793,249
Health Care Equipment & Supplies 5.6%
200,797	Axonics, Inc.*	13,750,578
48,000	IDEXX Laboratories, Inc.*	20,441,760
75,000	Insulet Corp.*	22,452,750
150,539	Penumbra, Inc.*	31,539,426
		88,184,514
Number of Shares		Value
Health Care Technology 0.8%
62,102	Veeva Systems, Inc. Class A*	$11,821,737
Hotels, Restaurants & Leisure 4.6%
17,400	Chipotle Mexican Grill, Inc.*	28,309,104
167,000	Darden Restaurants, Inc.	24,547,330
130,000	Marriott Vacations Worldwide Corp.	19,367,400
		72,223,834
Household Products 1.2%
226,000	Church & Dwight Co., Inc.	18,502,620
Insurance 1.0%
76,381	Arthur J. Gallagher & Co.	15,208,221
Internet & Direct Marketing Retail 0.9%
110,400	Etsy, Inc.*	14,582,736
IT Services 1.0%
63,317	Globant SA*	11,864,340
29,205	MongoDB, Inc.*	4,459,311
		16,323,651
Leisure Products 1.1%
146,000	Polaris, Inc.	16,652,760
Life Sciences Tools & Services 5.0%
124,546	Agilent Technologies, Inc.	19,302,139
1,058,000	Avantor, Inc.*	23,572,240
43,009	Bio-Rad Laboratories, Inc. Class A*	17,836,262
85,000	IQVIA Holdings, Inc.*	18,531,700
		79,242,341
Machinery 2.8%
203,700	Fortive Corp.	13,759,935
124,500	IDEX Corp.	29,567,505
		43,327,440
Media 3.1%
927,371	Trade Desk, Inc. Class A*	48,353,124
Oil, Gas & Consumable Fuels 4.9%
642,000	Antero Resources Corp.*	23,465,100
503,000	Devon Energy Corp.	34,465,560
131,774	Diamondback Energy, Inc.	19,505,187
		77,435,847
Pharmaceuticals 1.1%
400,000	Royalty Pharma PLC Class A	17,588,000
Professional Services 1.8%
344,000	CoStar Group, Inc.*	27,877,760
Road & Rail 1.4%
70,200	Old Dominion Freight Line, Inc.	21,243,222
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment 9.9%
187,133	Enphase Energy, Inc.*	$ 59,992,968
286,901	Lattice Semiconductor Corp.*	20,895,000
151,605	Marvell Technology, Inc.	7,052,665
89,483	Monolithic Power Systems, Inc.	34,178,927
433,218	ON Semiconductor Corp.*	32,577,993
		154,697,553
Software 15.3%
244,053	Bill.com Holdings, Inc.*	29,388,862
258,630	Cadence Design Systems, Inc.*	44,494,705
143,534	Crowdstrike Holdings, Inc. Class A*	16,886,775
216,434	Datadog, Inc. Class A*	16,401,369
300,000	Descartes Systems Group, Inc.*	20,835,000
289,259	Fortinet, Inc.*	15,377,009
20,408	HubSpot, Inc.*	6,184,236
280,565	Manhattan Associates, Inc.*	35,334,356
51,016	Palo Alto Networks, Inc.*	8,667,618
156,909	Paylocity Holding Corp.*	34,179,488
92,529	Zscaler, Inc.*	12,347,995
		240,097,413
Number of Shares		Value
Specialty Retail 6.2%
104,000	Five Below, Inc.*	$ 16,729,440
55,000	Lithia Motors, Inc.	13,162,050
42,000	O'Reilly Automotive, Inc.*	36,310,680
101,000	Tractor Supply Co.	22,857,310
18,700	Ulta Beauty, Inc.*	8,692,508
		97,751,988
Trading Companies & Distributors 1.2%
53,800	United Rentals, Inc.*	18,993,014
Total Common Stocks (Cost $1,269,786,804)		1,494,664,273
Short-Term Investments 4.4%
Investment Companies 4.4%
69,106,288	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(a) (Cost $69,106,288)	69,106,288
Total Investments 99.7% (Cost $1,338,893,092)		1,563,770,561
Other Assets Less Liabilities 0.3%		4,958,612
Net Assets 100.0%		$1,568,729,173

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,494,664,273	$—	$—	$1,494,664,273
Short-Term Investments	—	69,106,288	—	69,106,288
Total Investments	$1,494,664,273	$69,106,288	$—	$1,563,770,561

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 1.3%
2,834	General Dynamics Corp.	$715,273
Auto Components 2.0%
10,560	Aptiv PLC*	1,126,435
Banks 8.0%
26,822	BankUnited, Inc.	984,904
9,781	Comerica, Inc.	701,689
73,246	Huntington Bancshares, Inc.	1,133,848
5,826	M&T Bank Corp.	990,536
15,091	Truist Financial Corp.	706,410
		4,517,387
Beverages 1.9%
19,202	Molson Coors Brewing Co. Class B	1,058,222
Building Products 4.5%
3,642	Carlisle Cos., Inc.	958,247
17,629	Fortune Brands Home & Security, Inc.	1,151,879
26,943	Resideo Technologies, Inc.*	436,476
		2,546,602
Chemicals 0.8%
4,133	Ashland, Inc.	462,359
Commercial Services & Supplies 1.9%
44,600	KAR Auction Services, Inc.*	612,804
8,657	Stericycle, Inc.*	451,289
		1,064,093
Communications Equipment 2.7%
16,400	Ciena Corp.*	737,344
3,011	Motorola Solutions, Inc.	819,594
		1,556,938
Construction & Engineering 1.5%
13,656	Arcosa, Inc.	834,382
Consumer Finance 0.5%
6,581	Bread Financial Holdings, Inc.	270,018
Containers & Packaging 1.8%
19,029	Sealed Air Corp.	1,012,914
Electric Utilities 3.4%
24,042	Evergy, Inc.	1,423,527
12,100	OGE Energy Corp.	489,566
		1,913,093
Electronic Equipment, Instruments & Components 3.2%
4,163	CDW Corp.	785,308
5,775	Coherent Corp.*	211,769
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
15,665	Itron, Inc.*	$ 833,065
		1,830,142
Energy Equipment & Services 1.7%
33,185	Baker Hughes Co.	963,029
Entertainment 1.5%
117,800	Lions Gate Entertainment Corp. Class B*	838,736
Equity Real Estate Investment Trusts 2.0%
17,449	Regency Centers Corp.	1,159,137
Food Products 3.4%
21,800	Hain Celestial Group, Inc.*	408,532
30,453	TreeHouse Foods, Inc.*	1,505,292
		1,913,824
Health Care Equipment & Supplies 5.2%
19,023	Avanos Medical, Inc.*	511,719
33,974	Cardiovascular Systems, Inc.*	475,976
9,766	Haemonetics Corp.*	833,137
9,200	Zimmer Biomet Holdings, Inc.	1,104,920
920	Zimvie, Inc.*	8,225
		2,933,977
Health Care Providers & Services 2.2%
2,864	McKesson Corp.	1,093,131
9,950	Pediatrix Medical Group, Inc.*	159,001
		1,252,132
Hotels, Restaurants & Leisure 4.5%
26,140	International Game Technology PLC	641,476
26,679	MGM Resorts International	983,388
23,311	Travel & Leisure Co.	906,098
		2,530,962
Independent Power and Renewable Electricity Producers 3.8%
45,472	AES Corp.	1,315,050
33,913	Vistra Corp.	825,104
		2,140,154
Insurance 3.5%
6,010	Allstate Corp.	804,739
9,958	Globe Life, Inc.	1,194,562
		1,999,301
IT Services 3.0%
143,600	Conduent, Inc.*	580,144
20,743	Kyndryl Holdings, Inc.*	242,901
9,441	Wix.com Ltd.*	854,316
		1,677,361
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 2.8%
17,472	Allison Transmission Holdings, Inc.	$ 782,745
31,447	Enerpac Tool Group Corp.	787,433
		1,570,178
Metals & Mining 0.4%
16,803	Cleveland-Cliffs, Inc.*	260,110
Mortgage Real Estate Investment Trusts 2.0%
52,645	Starwood Property Trust, Inc.	1,127,129
Multiline Retail 2.3%
8,614	Dollar Tree, Inc.*	1,294,598
Multi-Utilities 2.7%
49,069	CenterPoint Energy, Inc.	1,526,537
Oil, Gas & Consumable Fuels 9.7%
17,987	Devon Energy Corp.	1,232,469
11,219	EOG Resources, Inc.	1,592,313
17,794	ONEOK, Inc.	1,190,774
5,265	Phillips 66	570,937
25,930	Williams Cos., Inc.	899,771
		5,486,264
Professional Services 3.8%
33,426	Dun & Bradstreet Holdings, Inc.	449,914
32,834	KBR, Inc.	1,696,533
		2,146,447
Real Estate Management & Development 0.3%
72,768	WeWork, Inc. Class A*	200,840
Semiconductors & Semiconductor Equipment 2.8%
4,132	NXP Semiconductors NV	726,571
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
8,723	Skyworks Solutions, Inc.	$ 834,093
		1,560,664
Software 2.2%
11,369	DocuSign, Inc.*	535,139
29,579	Dropbox, Inc. Class A*	696,881
		1,232,020
Specialty Retail 3.1%
141,442	Chico's FAS, Inc.*	830,265
17,661	Children's Place, Inc.*	626,965
6,460	ODP Corp.*	310,920
		1,768,150
Technology Hardware, Storage & Peripherals 0.6%
11,995	Pure Storage, Inc. Class A*	350,134
Trading Companies & Distributors 3.0%
27,399	AerCap Holdings NV*	1,682,299

Total Common Stocks (Cost $46,445,705)		56,521,841
Warrants 0.1%
Diversified Consumer Services 0.1%
18,168	OneSpaWorld Holdings Ltd. Expires 3/19/2024* (Cost $—)	27,070
Total Investments 100.1% (Cost $46,445,705)		56,548,911
Liabilities Less Other Assets (0.1)%		(36,421)
Net Assets 100.0%		$56,512,490

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$56,521,841	$—	$—	$56,521,841
Warrants#	27,070	—	—	27,070
Total Investments	$56,548,911	$—	$—	$56,548,911

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 94.9%
Aerospace & Defense 2.8%
91,000	Raytheon Technologies Corp.	$8,983,520
Banks 2.9%
68,000	JPMorgan Chase & Co.	9,396,240
Capital Markets 8.2%
304,000	Brookfield Asset Management, Inc. Class A	14,333,600
89,000	Charles Schwab Corp.	7,346,060
41,000	Intercontinental Exchange, Inc.	4,440,710
		26,120,370
Chemicals 1.6%
21,000	Sherwin-Williams Co.	5,232,780
Communications Equipment 5.5%
120,000	Cisco Systems, Inc.	5,966,400
43,000	Motorola Solutions, Inc.	11,704,600
		17,671,000
Construction Materials 2.0%
47,000	Eagle Materials, Inc.	6,407,980
Containers & Packaging 5.4%
110,000	Ball Corp.	6,168,800
485,000	Graphic Packaging Holding Co.	11,145,300
		17,314,100
Diversified Financial Services 5.8%
36,000	Apollo Global Management, Inc.	2,498,040
50,000	Berkshire Hathaway, Inc. Class B*	15,930,000
		18,428,040
Electrical Equipment 1.4%
17,000	Rockwell Automation, Inc.	4,491,740
Entertainment 2.0%
19,000	Electronic Arts, Inc.	2,484,820
40,000	Walt Disney Co.*	3,914,800
		6,399,620
Food & Staples Retailing 5.3%
92,000	BJ's Wholesale Club Holdings, Inc.*	6,922,080
275,000	US Foods Holding Corp.*	10,059,500
		16,981,580
Food Products 3.3%
19,000	Lamb Weston Holdings, Inc.	1,651,100
95,000	Mondelez International, Inc. Class A	6,422,950
Number of Shares		Value
Food Products – cont'd
63,000	Simply Good Foods Co.*	$ 2,513,700
		10,587,750
Health Care Equipment & Supplies 1.6%
21,000	Becton, Dickinson & Co.	5,236,140
Health Care Providers & Services 3.5%
47,000	HCA Healthcare, Inc.	11,290,340
Hotels, Restaurants & Leisure 6.4%
260,000	Aramark	10,816,000
900	Booking Holdings, Inc.*	1,871,505
29,000	McDonald's Corp.	7,910,910
		20,598,415
Household Products 0.1%
2,000	WD-40 Co.	335,000
Independent Power and Renewable Electricity Producers 1.1%
110,000	Brookfield Renewable Corp. Class A	3,587,100
Insurance 2.3%
33,000	Chubb Ltd.	7,246,470
Interactive Media & Services 4.1%
128,000	Alphabet, Inc. Class C*	12,985,600
Internet & Direct Marketing Retail 2.0%
66,000	Amazon.com, Inc.*	6,371,640
Leisure Products 0.4%
18,000	Brunswick Corp.	1,335,600
Machinery 4.7%
9,000	Deere & Co.	3,969,000
30,000	Nordson Corp.	7,094,700
40,000	Wabtec Corp.	4,043,600
		15,107,300
Multiline Retail 0.3%
6,000	Dollar Tree, Inc.*	901,740
Pharmaceuticals 2.6%
165,000	Pfizer, Inc.	8,271,450
Road & Rail 3.5%
340,000	CSX Corp.	11,114,600
Semiconductors & Semiconductor Equipment 0.5%
13,000	QUALCOMM, Inc.	1,644,370
Software 4.0%
50,000	Microsoft Corp.	12,757,000
Specialty Retail 3.2%
32,000	Lowe's Cos., Inc.	6,801,600
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
45,000	TJX Cos., Inc.	$ 3,602,250
		10,403,850
Technology Hardware, Storage & Peripherals 3.5%
76,000	Apple, Inc.	11,250,280
Textiles, Apparel & Luxury Goods 2.4%
29,000	Columbia Sportswear Co.	2,598,110
45,000	NIKE, Inc. Class B	4,936,050
		7,534,160
Wireless Telecommunication Services 2.5%
53,000	T-Mobile U.S., Inc.*	8,027,380
Total Common Stocks (Cost $160,979,833)		304,013,155
Exchange-Traded Funds 3.6%
28,000	SPDR S&P 500 ETF Trust (Cost $10,655,107)	11,415,040
Number of Shares		Value

Short-Term Investments 0.6%
Investment Companies 0.6%
1,910,713	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(a) (Cost $1,910,713)	$1,910,713
Total Investments 99.1% (Cost $173,545,653)		317,338,908
Other Assets Less Liabilities 0.9%		2,920,632
Net Assets 100.0%		$320,259,540

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$304,013,155	$—	$—	$304,013,155
Exchange-Traded Funds	11,415,040	—	—	11,415,040
Short-Term Investments	—	1,910,713	—	1,910,713
Total Investments	$315,428,195	$1,910,713	$—	$317,338,908

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 99.0%
Apartments 10.5%
712,352	Apartment Income REIT Corp.	$ 27,104,994
449,959	Equity Residential	29,184,341
130,582	Essex Property Trust, Inc.	28,777,661
465,520	UDR, Inc.	19,305,114
		104,372,110
Capital Markets 1.7%
353,246	Brookfield Asset Management, Inc. Class A	16,655,549
Data Centers 7.1%
337,642	Digital Realty Trust, Inc.	37,971,219
46,654	Equinix, Inc.	32,221,585
		70,192,804
Free Standing 4.6%
536,385	Realty Income Corp.	33,829,802
278,116	Spirit Realty Capital, Inc.	11,519,565
		45,349,367
Health Care 9.8%
1,479,570	Medical Properties Trust, Inc.	19,411,959
781,893	Ventas, Inc.	36,381,481
587,266	Welltower, Inc.	41,713,504
		97,506,944
Hotels, Restaurants & Leisure 0.8%
48,965	Marriott International, Inc. Class A	8,096,363
Industrial 11.1%
95,447	EastGroup Properties, Inc.	14,817,192
668,447	Prologis, Inc.	78,736,372
298,389	Rexford Industrial Realty, Inc.	16,497,928
		110,051,492
Infrastructure 17.7%
400,080	American Tower Corp.	88,517,700
416,033	Crown Castle, Inc.	58,839,547
96,061	SBA Communications Corp.	28,751,057
		176,108,304
Manufactured Homes 4.7%
305,054	Equity LifeStyle Properties, Inc.	20,261,687
183,178	Sun Communities, Inc.	26,908,848
		47,170,535
Number of Shares		Value
Office 3.0%
73,154	Alexandria Real Estate Equities, Inc.	$ 11,383,494
259,131	Boston Properties, Inc.	18,678,162
		30,061,656
Regional Malls 2.9%
241,195	Simon Property Group, Inc.	28,808,331
Self Storage 9.4%
163,321	Extra Space Storage, Inc.	26,244,052
85,622	Life Storage, Inc.	9,203,509
196,592	Public Storage	58,576,552
		94,024,113
Shopping Centers 5.1%
1,337,690	Kimco Realty Corp.	30,659,855
165,911	Regency Centers Corp.	11,021,467
629,435	Retail Opportunity Investments Corp.	9,598,884
		51,280,206
Single Family Homes 3.8%
486,046	American Homes 4 Rent Class A	16,073,541
658,531	Invitation Homes, Inc.	21,487,867
		37,561,408
Specialty 4.8%
563,872	Iron Mountain, Inc.	30,635,166
505,837	VICI Properties, Inc.	17,299,625
		47,934,791
Timber 2.0%
597,828	Weyerhaeuser Co.	19,554,954
Total Common Stocks (Cost $1,060,371,301)		984,728,927

Short-Term Investments 0.6%
Investment Companies 0.6%
6,468,457	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(a) (Cost $6,468,457)	6,468,457
Total Investments 99.6% (Cost $1,066,839,758)		991,197,384
Other Assets Less Liabilities 0.4%		3,746,381
Net Assets 100.0%		$994,943,765

(a)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$984,728,927	$—	$—	$984,728,927
Short-Term Investments	—	6,468,457	—	6,468,457
Total Investments	$984,728,927	$6,468,457	$—	$991,197,384

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 95.9%
Aerospace & Defense 3.7%
35,600	Axon Enterprise, Inc.*	$ 6,551,468
32,100	Curtiss-Wright Corp.	5,670,465
		12,221,933
Airlines 0.8%
57,000	Alaska Air Group, Inc.*	2,704,080
Auto Components 2.0%
27,380	Dorman Products, Inc.*	2,454,343
38,200	Fox Factory Holding Corp.*	4,053,020
		6,507,363
Banks 4.1%
46,790	Pinnacle Financial Partners, Inc.	3,925,213
74,460	Seacoast Banking Corp. of Florida	2,559,935
62,748	Texas Capital Bancshares, Inc.*	3,764,252
36,137	Wintrust Financial Corp.	3,304,006
		13,553,406
Beverages 2.4%
18,300	Celsius Holdings, Inc.*	2,037,522
47,771	MGP Ingredients, Inc.	5,974,241
		8,011,763
Biotechnology 11.8%
423,452	Amicus Therapeutics, Inc.*	5,123,769
48,832	Apellis Pharmaceuticals, Inc.*	2,438,182
141,134	Arcutis Biotherapeutics, Inc.*	2,431,739
72,918	Arrowhead Pharmaceuticals, Inc.*	2,347,960
26,412	Beam Therapeutics, Inc.*	1,219,970
31,900	Blueprint Medicines Corp.*	1,524,501
59,241	Cerevel Therapeutics Holdings, Inc.*	1,715,619
106,210	Fate Therapeutics, Inc.*	2,211,292
103,480	Halozyme Therapeutics, Inc.*	5,925,265
118,980	Insmed, Inc.*	2,199,940
15,421	Intellia Therapeutics, Inc.*	793,565
8,618	Karuna Therapeutics, Inc.*	2,027,902
116,486	Natera, Inc.*	4,789,904
17,875	Vaxcyte, Inc.*	823,323
124,088	Xencor, Inc.*	3,687,895
		39,260,826
Building Products 1.1%
147,670	Zurn Elkay Water Solutions Corp.	3,575,091
Chemicals 1.1%
126,321	Livent Corp.*	3,535,725
Number of Shares		Value
Commercial Services & Supplies 2.2%
86,645	Casella Waste Systems, Inc. Class A*	$7,459,268
Communications Equipment 1.7%
80,441	Calix, Inc.*	5,735,443
Construction & Engineering 3.5%
228,968	API Group Corp.*	4,400,765
20,878	Valmont Industries, Inc.	7,070,543
		11,471,308
Containers & Packaging 1.5%
214,533	Graphic Packaging Holding Co.	4,929,968
Diversified Consumer Services 1.2%
61,500	Chegg, Inc.*	1,835,160
209,259	OneSpaWorld Holdings Ltd.*	2,086,312
		3,921,472
Electrical Equipment 0.6%
49,700	nVent Electric PLC	1,988,497
Energy Equipment & Services 1.0%
58,121	Cactus, Inc. Class A	3,161,201
Food & Staples Retailing 1.6%
84,892	Performance Food Group Co.*	5,176,714
Food Products 1.1%
194,875	Utz Brands, Inc.(a)	3,714,318
Health Care Equipment & Supplies 6.0%
101,471	Axonics, Inc.*	6,948,734
15,073	Inspire Medical Systems, Inc.*	3,641,185
23,107	iRhythm Technologies, Inc.*	2,519,818
68,014	NuVasive, Inc.*	2,641,664
94,958	Outset Medical, Inc.*	2,001,715
8,871	Shockwave Medical, Inc.*	2,249,685
		20,002,801
Health Care Providers & Services 2.6%
26,929	Amedisys, Inc.*	2,452,963
33,267	HealthEquity, Inc.*	2,111,789
136,970	Option Care Health, Inc.*	4,124,167
		8,688,919
Health Care Technology 1.4%
166,973	Phreesia, Inc.*	4,645,189
Hotels, Restaurants & Leisure 5.1%
65,422	Boyd Gaming Corp.	4,012,331
15,981	Churchill Downs, Inc.	3,547,143
24,679	Marriott Vacations Worldwide Corp.	3,676,677
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure – cont'd
58,308	Texas Roadhouse, Inc.	$ 5,791,151
		17,027,302
Household Durables 1.3%
14,181	Helen of Troy Ltd.*	1,397,396
56,300	Skyline Champion Corp.*	2,927,037
		4,324,433
Insurance 1.4%
155,056	BRP Group, Inc. Class A*	4,657,882
IT Services 2.3%
347,692	Flywire Corp.*	7,541,440
Life Sciences Tools & Services 0.5%
7,289	Medpace Holdings, Inc.*	1,529,888
Machinery 0.7%
53,300	Evoqua Water Technologies Corp.*	2,318,017
Media 0.9%
193,989	PubMatic, Inc. Class A*	3,039,808
Oil, Gas & Consumable Fuels 6.6%
125,837	Antero Resources Corp.*	4,599,342
46,222	Denbury, Inc.*	4,148,887
249,373	Magnolia Oil & Gas Corp. Class A	6,503,648
98,985	Matador Resources Co.	6,568,645
		21,820,522
Professional Services 3.2%
49,587	Exponent, Inc.	5,127,792
35,938	Tetra Tech, Inc.	5,555,655
		10,683,447
Semiconductors & Semiconductor Equipment 2.6%
34,183	Impinj, Inc.*	4,360,042
58,044	Lattice Semiconductor Corp.*	4,227,344
		8,587,386
Software 14.9%
34,837	CyberArk Software Ltd.*	5,193,151
Number of Shares		Value
Software – cont'd
72,866	Descartes Systems Group, Inc.*	$ 5,060,544
156,897	DoubleVerify Holdings, Inc.*	4,110,701
158,303	Gitlab, Inc. Class A*(a)	6,260,884
101,537	Manhattan Associates, Inc.*	12,787,570
176,850	Paycor HCM, Inc.*(a)	5,114,502
184,880	Sprout Social, Inc. Class A*	10,963,384
		49,490,736
Specialty Retail 2.3%
83,900	Academy Sports & Outdoors, Inc.	4,235,272
14,286	Lithia Motors, Inc.	3,418,783
		7,654,055
Trading Companies & Distributors 2.7%
95,641	Air Lease Corp.	3,693,655
51,932	H&E Equipment Services, Inc.	2,177,509
25,060	WESCO International, Inc.*	3,230,735
		9,101,899
Total Common Stocks (Cost $304,934,466)		318,042,100
Short-Term Investments 6.1%
Investment Companies 6.1%
14,458,476	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.66%(b)	14,458,476
5,856,370	State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(b)(c)	5,856,370
Total Short-Term Investments (Cost $20,314,846)		20,314,846
Total Investments 102.0% (Cost $325,249,312)		338,356,946
Liabilities Less Other Assets (2.0)%		(6,591,200)
Net Assets 100.0%		$331,765,746

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2022. Total value of all such securities at
November 30, 2022 amounted to $6,712,889, collateralized by cash collateral of $5,856,370 and non-cash
(U.S. Treasury Securities) collateral of $799,232 for the Fund.

(b)	Represents 7-day effective yield as of November 30, 2022.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$318,042,100	$—	$—	$318,042,100
Short-Term Investments	—	20,314,846	—	20,314,846
Total Investments	$318,042,100	$20,314,846	$—	$338,356,946

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 99.6%
Banks 5.3%
852,294	Bank of America Corp.	$ 32,259,328
303,882	JPMorgan Chase & Co.	41,990,415
		74,249,743
Capital Markets 2.4%
315,592	Intercontinental Exchange, Inc.	34,181,770
Chemicals 1.9%
106,433	Sherwin-Williams Co.	26,520,975
Communications Equipment 1.3%
134,507	Arista Networks, Inc.*	18,736,825
Diversified Financial Services 5.7%
32	Berkshire Hathaway, Inc. Class A*	15,368,960
199,674	Berkshire Hathaway, Inc. Class B*	63,616,136
		78,985,096
Electrical Equipment 1.6%
861,390	Vestas Wind Systems A/S	22,380,815
Electronic Equipment, Instruments & Components 1.6%
82,450	Zebra Technologies Corp. Class A*	22,284,586
Food & Staples Retailing 2.6%
66,869	Costco Wholesale Corp.	36,059,108
Health Care Equipment & Supplies 4.5%
169,461	Becton, Dickinson & Co.	42,253,406
38,398	Embecta Corp.	1,264,062
246,199	Medtronic PLC	19,459,569
		62,977,037
Health Care Providers & Services 9.3%
291,972	AmerisourceBergen Corp.	49,836,701
243,298	Cigna Corp.	80,018,279
		129,854,980
Hotels, Restaurants & Leisure 3.5%
2,127,382	Compass Group PLC	48,499,906
Household Products 2.7%
494,817	Colgate-Palmolive Co.	38,338,421
Insurance 4.0%
419,185	Progressive Corp.	55,395,298
Interactive Media & Services 5.6%
777,867	Alphabet, Inc. Class A*	78,556,788
Internet & Direct Marketing Retail 3.0%
431,536	Amazon.com, Inc.*	41,660,486
Number of Shares		Value
IT Services 10.7%
411,265	Cognizant Technology Solutions Corp. Class A	$ 25,584,796
240,344	Fiserv, Inc.*	25,082,300
511,478	GoDaddy, Inc. Class A*	40,473,254
162,591	MasterCard, Inc. Class A	57,947,432
		149,087,782
Life Sciences Tools & Services 2.9%
150,383	Danaher Corp.	41,116,216
Machinery 1.9%
331,967	Otis Worldwide Corp.	25,923,303
Multi-Utilities 2.0%
2,221,153	National Grid PLC	27,322,586
Oil, Gas & Consumable Fuels 1.0%
507,630	Coterra Energy, Inc.	14,167,953
Pharmaceuticals 2.4%
102,570	Roche Holding AG	33,501,809
Professional Services 2.4%
421,118	CoStar Group, Inc.*	34,127,403
Road & Rail 2.5%
1,055,482	CSX Corp.	34,503,707
Semiconductors & Semiconductor Equipment 4.1%
319,581	Texas Instruments, Inc.	57,671,587
Software 8.5%
62,819	Intuit, Inc.	25,604,396
365,398	Microsoft Corp.	93,227,646
		118,832,042
Technology Hardware, Storage & Peripherals 2.3%
220,555	Apple, Inc.	32,648,757
Trading Companies & Distributors 3.9%
35,702	United Rentals, Inc.*	12,603,877
68,999	W.W. Grainger, Inc.	41,610,537
		54,214,414
Total Common Stocks (Cost $858,211,760)		1,391,799,393
Principal Amount
Short-Term Investments 0.3%
Certificates of Deposit 0.1%
$100,000	Carver Federal Savings Bank, 1.25%, due 12/23/2022	100,000
250,000	Self Help Credit Union, 0.10%, due 2/16/2023	250,000
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Certificates of Deposit – cont'd
$250,000	Self Help Federal Credit Union, 0.10%, due 12/3/2022	$ 250,000
		600,000
Number of Shares
Investment Companies 0.2%
2,996,785	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(a)	2,996,785
Total Short-Term Investments (Cost $3,596,785)		3,596,785
Total Investments 99.9% (Cost $861,808,545)		1,395,396,178
Other Assets Less Liabilities 0.1%		1,384,223
Net Assets 100.0%		$1,396,780,401

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,260,094,277	90.2%
United Kingdom	75,822,492	5.4%
Switzerland	33,501,809	2.4%
Denmark	22,380,815	1.6%
Short-Term Investments and Other Assets—Net	4,981,008	0.4%
	$1,396,780,401	100.0%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Electrical Equipment	$—	$22,380,815	$—	$22,380,815
Hotels, Restaurants & Leisure	—	48,499,906	—	48,499,906
Multi-Utilities	—	27,322,586	—	27,322,586
Pharmaceuticals	—	33,501,809	—	33,501,809
Other Common Stocks#	1,260,094,277	—	—	1,260,094,277
Total Common Stocks	1,260,094,277	131,705,116	—	1,391,799,393
Short-Term Investments	—	3,596,785	—	3,596,785
Total Investments	$1,260,094,277	$135,301,901	$—	$1,395,396,178

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
November 30, 2022

Number of Shares		Value
Common Stocks 98.2%
Auto Components 2.8%
1,647	Aptiv PLC*	$175,686
Building Products 5.2%
1,801	Trane Technologies PLC	321,334
Chemicals 3.6%
1,486	Ecolab, Inc.	222,647
Communications Equipment 4.7%
1,083	Motorola Solutions, Inc.	294,793
Containers & Packaging 8.3%
3,311	Ball Corp.	185,681
14,553	Graphic Packaging Holding Co.	334,428
		520,109
Electric Utilities 2.2%
1,623	NextEra Energy, Inc.	137,468
Electrical Equipment 1.0%
1,933	Sunrun, Inc.*	62,977
Electronic Equipment, Instruments & Components 2.7%
2,974	Coherent Corp.*	109,057
998	Trimble, Inc.*	59,630
		168,687
Food Products 2.8%
4,389	Simply Good Foods Co.*	175,121
Health Care Equipment & Supplies 6.7%
248	ABIOMED, Inc.*	93,692
5,625	Boston Scientific Corp.*	254,644
608	Dexcom, Inc.*	70,698
		419,034
Health Care Providers & Services 5.2%
1,338	HCA Healthcare, Inc.	321,414
Household Products 1.8%
764	Clorox Co.	113,569
Independent Power and Renewable Electricity Producers 3.9%
7,464	Brookfield Renewable Corp. Class A	243,401
Life Sciences Tools & Services 3.6%
402	Danaher Corp.	109,911
203	Thermo Fisher Scientific, Inc.	113,724
		223,635
Machinery 12.4%
561	Deere & Co.	247,401
Number of Shares		Value
Machinery – cont'd
4,570	Evoqua Water Technologies Corp.*	$ 198,749
2,908	Pentair PLC	133,099
1,918	Wabtec Corp.	193,891
		773,140
Media 1.0%
88	Cable One, Inc.	63,738
Mortgage Real Estate Investment Trusts 0.9%
1,756	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,965
Personal Products 1.5%
3,847	BellRing Brands, Inc.*	95,829
Pharmaceuticals 11.1%
729	Eli Lilly & Co.	270,517
1,613	Merck & Co., Inc.	177,624
3,038	Organon & Co.	79,049
3,277	Pfizer, Inc.	164,276
		691,466
Professional Services 2.9%
989	Verisk Analytics, Inc.	181,689
Road & Rail 7.1%
2,584	Canadian Pacific Railway Ltd.	211,655
7,084	CSX Corp.	231,576
		443,231
Semiconductors & Semiconductor Equipment 4.3%
576	First Solar, Inc.*	99,378
1,281	ON Semiconductor Corp.*	96,331
248	SolarEdge Technologies, Inc.*	74,117
		269,826
Software 2.5%
447	Tyler Technologies, Inc.*	153,205
Total Common Stocks (Cost $5,946,755)		6,128,964
Short-Term Investments 2.6%
Investment Companies 2.6%
162,652	State Street Institutional Treasury Money Market Fund Premier Class, 3.49%(a) (Cost $162,652)	162,652
Total Investments 100.8% (Cost $6,109,407)		6,291,616
Liabilities Less Other Assets (0.8)%		(47,193)
Net Assets 100.0%		$6,244,423

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2022.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$6,128,964	$—	$—	$6,128,964
Short-Term Investments	—	162,652	—	162,652
Total Investments	$6,128,964	$162,652	$—	$6,291,616

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

November 30, 2022
Notes to Schedule of Investments Equity Fundsß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Growth Fund ("Large Cap Growth"), Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
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Level 1 – unadjusted quoted prices in active markets for identical investments
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Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
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Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, warrants, convertible bonds, master limited partnerships and limited partnerships, and exchange-traded options written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities.
The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security (Level 2 Inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good-faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth will remain its sole member. As of November 30, 2022, the value of Large Cap Growth’s investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$890,888	0.1%
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited) (cont'd)
Legend

Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth